As filed with the Securities and Exchange Commission on October 13, 1998


                      Securities Act Registration No. 333-_______
              Investment Company Act Registration No. 811-_______

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                      Pre-Effective Amendment No. ___               [ ]

                      Post-Effective Amendment No. ___              [ ]


                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                          Amendment No. ___

                 LA CROSSE FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

     311 Main Street
     La Crosse, Wisconsin                 54602
(Address of Principal Executive        (Zip Code)
        Offices)

  Registrant's Telephone Number, including Area Code:
                    (608) 782-1148
                    Steven J. Hulme
                 La Crosse Funds, Inc.
                    311 Main Street
              La Crosse, Wisconsin  54602
        (Name and Address of Agent for Service)

                      Copies to:
                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

        Approximate date of commencement of proposed sale to the public: As soon as practicable after this Registration Statement becomes effective.



The Registrant hereby amends this Registration
Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration
Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

     PROSPECTUS
     SUBJECT TO COMPLETION
     October __, 1998


                        [Logo]


                 La Crosse Funds, Inc.

       La Crosse Large Cap Growth & Income Fund

          207 East Buffalo Street, Suite 315
              Milwaukee, Wisconsin  53202
              Telephone:  1-888-___-____
              Facsimile:  1-608-784-3880




          The  investment objective of  the  La  Crosse
     Large  Cap  Growth & Income Fund (the  "Fund")  is
     long-term  capital appreciation and  income.   The
     Fund  invests primarily in common stocks of  large
     capitalization  companies.   La  Crosse  Advisers,
     L.L.C.  (the  "Adviser"), a  subsidiary  of  North
     Central Trust Company ("North Central"), is the investment adviser to the Fund. The Fund is a long-term investment, intended to complement your other investments.

          This     Prospectus    contains     important
     information you should consider before you invest in the Fund, including information about risks.
     Please read it carefully and keep it for future reference.

                 ____________________


          Neither    the   Securities   and    Exchange
     Commission  (the  "SEC") nor any state  securities
     commission  has  approved or  disapproved  of  the
     securities offered by this Prospectus, nor has the
     SEC or any state securities commission passed upon
     the    adequacy    of   this   Prospectus.     Any
     representation to the contrary is a criminal offense.

TABLE OF CONTENTS

HIGHLIGHTS                                                      3

FEES AND EXPENSES OF THE FUND                                   4

INVESTMENT OBJECTIVE                                            5

INVESTMENT STRATEGIES                                           5

IMPLEMENTATION OF INVESTMENT OBJECTIVE                          5

FUND MANAGEMENT AND DISTRIBUTION                                6

INVESTMENT PERFORMANCE                                          7

YOUR ACCOUNT                                                    8

VALUATION OF FUND SHARES                                       14

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX
TREATMENT                                                      14

YEAR 2000 ISSUE                                                14

ADDITIONAL INFORMATION                                         16


     In  deciding  whether to invest in the  Fund,  you
should  rely only on information in this Prospectus  or
the  Statement of Additional Information ("SAI").   The
Fund has not authorized others to provide additional information. The Fund does not authorize use of this Prospectus in any state or jurisdiction where the offering cannot legally be made.

HIGHLIGHTS

What are the goals of the Fund?

      The Fund's goal is long-term capital appreciation
and  income.  This goal is sometimes referred to as the
Fund's investment objective.  The Fund tries to achieve
this goal by choosing investments that are expected  to
increase  in  value.   The Fund also  tries  to  choose
investments  that  will  pay  current  income,  usually
dividends.   You  should consider  the  Fund's  current
income  goal as secondary to the Fund's goal of capital
appreciation.  The Fund cannot guarantee that  it  will
achieve   its   goal.    For  more   information,   see
"Investment Objective" and "Investment Strategies."

What are the Fund's Investment Strategies?

      The Fund invests primarily in common stocks.  The
Fund will emphasize investments in the common stocks of
U.S.  large  capitalization companies.   In  trying  to
achieve  its  goal, the Fund's common  stocks  will  be
those  that  the  Adviser  believes  are  under  valued
relative  to  the company's future earnings  potential.
The Fund may also invest a limited amount of assets  in
foreign stocks and use options in trying to achieve its
goal.     For   more   information,   see   "Investment
Strategies."

What are the main risks of investing in the Fund?

     The main risks of investing in the Fund are:

         Stock Market Risk. Stock funds like the Fund are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Fund is likely to decline in value. Increases or decreases in value of stocks are generally greater than for bonds or other income investments.

         Stock Selection Risk. The stocks selected by the Adviser for inclusion in the Fund's portfolio may decline in value or not increase in value when the stock market in general is rising. The Adviser has not previously acted as an investment adviser to a mutual fund.

         Not Bank Insured. An investment in the Fund is not a deposit of a bank and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

      You should be aware that you may lose money by investing in the Fund.

Is the Fund an appropriate investment for me?
     The Fund is suitable for long-term investors only.
The  Fund  is not a short-term investment vehicle.   An
investment in the Fund may be appropriate if:

         your goal is long-term capital appreciation and income;

         you do not require significant current income from this investment; and

          you are willing to accept short-term to intermediate-term fluctuations in investment value to seek possible higher long-term returns.


      Because the Fund has been in operation for less than a full calendar year, it has no annual returns history.

FEES AND EXPENSES OF THE FUND

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)(1)

Maximum sales charge (load) imposed on purchases        None
 (as a percentage of offering price)
Maximum deferred sales charge (load) imposed on         None
 redemptions (as a percentage of amount redeemed)
Redemption fee (as a percentage of amount redeemed)     None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (2)

Management fees                                        0.75%
Distribution and service (12b-1) fees                   None
Other expenses(3)                                      0.37%
Total annual Fund operating expenses(3)                1.12%

____________

(1)If you redeem shares by wire, you will be charged  a
   $[15]  service  fee.   See  "Your  Account_Redeeming
   Shares."
(2)Stated  as a percentage of the Fund's average  daily
   net  assets.   Fund operating expenses are  deducted
   from  Fund  assets before computing the daily  share
   price  or  making distributions.  As a result,  they
   do   not  appear  on  your  account  statement,  but
   instead  reduce  the  amount  of  total  return  you
   receive.
(3)Based  on  estimated amounts for the current  fiscal
   year.   For  the  fiscal year  ending  December  31,
   1999,   the   Adviser  has  agreed  to   waive   its
   management   fee   and/or   reimburse   the   Fund's
   operating  expenses  to  the  extent  necessary   to
   ensure that the total annual operating expenses  for
   the    Fund,    which   include    management    and
   administration  fees,  but which  exclude  interest,
   taxes,   brokerage  commissions  and   other   costs
   incurred  in connection with the purchase  and  sale
   of  portfolio  securities, and extraordinary  items,
   do   not   exceed   1.00%.   "Other  expenses"   are
   presented  before  any  such waivers/reimbursements.
   If  "other expenses" were calculated based  on  such
   waivers  and/or reimbursements, other  expenses  and
   total  annual operating expenses for the Fund  would
   be  .25%  and 1.00%, respectively.  The  Adviser  is
   entitled to recoup amounts waived or reimbursed  for
   a  period  of up to three years from the  date  such
   amounts  were reimbursed or waived.  For  additional
   information,     see    "Fund     Management     and
   Distribution_Management."

Example

     The  following  Example is intended  to  help  you
compare the cost of investing in the Fund with the cost
of  investing  in  other  mutual  funds.   The  Example
assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's total annual operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

              1 Year  3 Years

               $11      $36


Investment OBJECTIVE

      The Fund's investment objective is to seek long-term capital appreciation and income.


INVESTMENT STRATEGIES

     The  Adviser  will attempt to achieve  the  Fund's
investment objective by investing the Fund's assets  in
U.S.  companies that have a large market capitalization
("large-cap  companies").  A large-cap company  is  one
with  a  market capitalization of at least $1  billion.
The Adviser currently intends to invest at least 70% of
the    Fund's   assets   in   companies   with   market
capitalizations of $5 billion or more.   The  Adviser's
strategy under normal market conditions is to be fully invested, holding securities for their long-term total return potential over a three- to five-year time frame.

     When  making purchase decisions for the Fund,  the
Adviser  uses  a  blend of value and growth  investing.
The  Adviser values each company in which it may invest
based on its future earnings potential.  Using its  own
model,  the Adviser establishes this value by reviewing
estimates of a particular company's future earnings and
considering  other  information,  including  sales  and
earnings data and risks associated with that particular
company  and with the economy as a whole.  The  Adviser
reviews  and  may  adjust its  valuation  in  light  of
valuations and fundamental research reports prepared by
others  in  the securities industry.  The Adviser  then
prepares  a  list  of securities for inclusion  in  the
Fund's  portfolio  based  upon  these  valuations   and
purchases the securities when their prices fall  within
a  pre-determined range.  Securities included  on  this
list  as  well as those securities which are  purchased
for   the  Fund  are  monitored  for  variations   from
expectations  regarding  capital  growth  or   dividend
policy.    The   Adviser  intends  to  maintain   broad
diversification within industries and economic sectors, including between 50 and 100 different stocks in the Fund's portfolio at any given time.

     The Adviser makes sell decisions for the Fund based on a number of factors, including significant deterioration in a company's underlying fundamentals, strong price appreciation suggesting an overweighted position or overvalued security, change in theme or sector orientation, or better relative value in other securities.


IMPLEMENTATION OF INVESTMENT OBJECTIVE

     In implementing its investment objective, the Fund
may  invest  in the following securities  and  use  the
following   investment  techniques.   Some   of   these
securities and investment techniques involve special risks, which are described below, elsewhere in this Prospectus, and in the SAI.

Common Stocks

      The  Fund will invest primarily in common stocks.
Common  stocks generally increase or decrease in  value
based  on  the  earnings of a company  and  on  general
industry  and  market  conditions.   Because  the  Fund
invests  a
significant amount of its assets in common stocks, it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed-income securities.

Foreign Securities

       While the Fund currently intends to invest primarily in common stocks of U.S. companies, from time to time it may invest in foreign equity securities.
Risks associated with investing in foreign securities generally include lack of information regarding a foreign company and fluctuations in the Fund's net asset value during periods when shares of the Fund may not be redeemed. In addition, a number of European countries have agreed to enter into an economic and monetary union which may have adverse effects on the foreign securities in the Fund's portfolio if the union does not take effect as planned, if a country withdraws from the union or if the accounting and trading systems used by the Fund do not recognize the new currency adopted in the union.

Options

      Occasionally the Fund may buy options in order to
protect,  or "hedge," against possible adverse  changes
in  the price of specific securities held in the Fund's
portfolio  or  of  the Fund's equity  securities  as  a
whole.   An option is a contract in which the  "holder"
(the  buyer)  pays an amount of money to  the  "writer"
(the  seller) for the right to buy from the  writer  (a
call option) or to sell to the writer (a put option)  a
specific  security  at an agreed upon  price  during  a
specific   period  of  time.   Holders   benefit   from
favorable movements in the price of the underlying security and are not exposed to losses from adverse movements in the price of the underlying security.
Writers receive fees or premiums from holders for writing options, but are exposed to losses from adverse movements in the price of the underlying security. The
Fund may also buy index options in order to obtain broad market exposure for Fund assets pending their investment in specific securities. It is unlikely that the Fund will invest a significant portion of its assets in options.

Temporary Strategies

     Prior to investing the proceeds from sales of Fund shares, to meet ordinary daily cash needs, and to retain the flexibility to respond promptly to adverse changes in market and economic conditions, the Fund may hold cash and/or invest all or a portion of its assets in money market instruments or other investment grade short-term fixed-income securities issued by private and governmental institutions. It is impossible to predict when or for how long the Adviser may employ these strategies for the Fund. To the extent the Fund engages in any of these temporary strategies, the Fund may not achieve its investment objective.


FUND MANAGEMENT AND DISTRIBUTION

Management

     The  Fund  has entered into an Investment Advisory
Agreement with the Adviser under which the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Fund's Board of Directors.

     Adviser.  The Adviser was organized as a Wisconsin
limited  liability company in June 1998 and is  located
at 311 Main Street, La Crosse, Wisconsin  54602.  Under
the  Investment Advisory Agreement, the Fund  pays  the
Adviser an annual management fee of .75% of the  Fund's
average  daily net assets.  The advisory fee is accrued
daily  and  paid monthly.  For the fiscal  year  ending
December 31, 1999, the Adviser has agreed to waive  its
management fee and/or reimburse Fund operating expenses
to the extent necessary to ensure that the total annual
operating  expenses for the Fund will not exceed  1.00%
of   average   daily  net  assets.   Any   waivers   or
reimbursements will have the effect of lowering the overall expense ratio for the Fund and increasing its overall return to investors at the time any such amounts were waived and/or reimbursed. The Adviser is entitled to recoup amounts waived or reimbursed for a period of up to three years from the date such amounts were reimbursed or waived.

     Under the Investment Advisory Agreement, not  only
is the Adviser responsible for management of the Fund's
assets,   but  also  for  portfolio  transactions   and
brokerage. Before the Fund commenced operations, the Adviser had no prior experience advising mutual funds.
The Fund is the Adviser's only mutual fund client.

     North  Central.  North Central, a Wisconsin  trust
company,  is the parent company of the Adviser.   North
Central, prior to the date hereof, managed a collective
investment fund (the "Collective Fund") since April  1,
1971  and  a common trust fund (the "Common Fund,"  and
together  with the Collective Fund, the "Trust  Funds")
since  June 1, 1995.  North Central decided to  convert
the  assets of the Trust Funds into shares of the Fund.
In  connection  with  this  conversion,  North  Central
decided  to  place  its  advisory  operations  into   a
separate entity, and for that purpose established the Adviser.

     Portfolio  Manager.   Steven  J.  Hulme   is   the
President, Secretary and portfolio manager of the Fund.
Since 1993, Mr. Hulme has served as Vice President  and
head  of  North  Central's investment division,  during
which time he has managed the Trust Funds.  He is  also
the  President, a Director and a Member of the Adviser.
Mr.  Hulme received his undergraduate degree  from  the
University  of Nebraska and his MBA from the University
of   Chicago.   Mr.  Hulme  is  a  Chartered  Financial
Analyst.

Service Providers

     Certain  administrative and  other  functions  are
performed  on  behalf  of  the  Fund  by  related   and
unrelated  service providers.  North  Central  acts  as
custodian  of  the  Fund's assets.   Sunstone  Investor
Services, LLC (the "Transfer Agent") acts as the Fund's
dividend-disbursing  and  transfer   agent.    Sunstone
Distribution Services, LLC, a registered broker-dealer and member of the National Association of Securities
Dealers, Inc. (the "NASD"), acts as distributor of the Fund's shares. Sunstone Financial Group, Inc. acts as the Fund's administrator and fund accountant.


INVESTMENT PERFORMANCE

     The  Fund  proposes  to  commence  operations   on
December   31,  1998.   The  Fund  may  calculate   the
performance of the Fund for periods commencing prior to
December 31, 1998, by including the corresponding total
return of the Collective Fund, adjusted to reflect  the
deduction   of   the  anticipated  fees  and   expenses
applicable  to  shares of the Fund as set  forth  under
"Fees  and Expenses of the Fund."  The Collective  Fund
commenced operations on April 1, 1971, and has the same
investment   objective   and   substantially    similar
investment policies as the Fund. The Collective Fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been lower.

     The  Fund from time-to-time may advertise  certain
investment  performance  figures.   These  figures  are
based on historical earnings but past performance  data
is  not necessarily indicative of future performance of
the  Fund.  The Fund may advertise its total return and
its  holding  period return (also known  as  cumulative
total  return)  for  various periods  of  time.   Total
return  is calculated by determining, over a period  of
time as stated in the advertisement, the average annual
compounded  rate  of return that an investment  in  the
Fund earned over that period, assuming reinvestment  of
all distributions.  Holding period return refers to the
percentage  change in the value of an investment  in  a
Fund   over  a  period  of  time  (as  stated  in   the
advertisement),    assuming   reinvestment    of    all
distributions.   Total  return  differs  from   holding
period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

     The  following  table shows the Collective  Fund's
prior  five  year  quarterly and  annual  total  return
calculations together with 1 year, 3 year, 5  year,  10
year and since inception total return calculations as of the most recent calendar quarter.

                   First   Second    Third   Fourth   Annual
          Year    Quarter  Quarter  Quarter  Quarter   Total
                                                      Return
          1993     1.8%     3.2%     5.9%    -1.9%     9.2%
          1994    -3.3%    -2.1%    7.7%     -6.6%    -4.8%
          1995     8.3%    11.4%     9.6%     4.7%    38.7%
          1996     4.3%     3.4%     6.9%     8.1%    24.9%
          1997     2.4%    15.1%    15.6%    -3.9%    31.1%
          1998    11.2%    -1.9%    -19.5%     N/A    12.3% *

          12 Months ended 9/30/98  -15.8%
          3 Years ended 9/30/98     14.6%
          5 Years ended 9/30/98     13.2%
          10 Years ended 9/30/98    11.9%
          Since Inception (4/1/77)  10.3%

          *  Year to date


     This   quoted   performance  data   includes   the
performance  of  the  Collective  Fund (as  adjusted as
described  above)  for  all periods prior to  September
30, 1998,  including  the period  from January  1, 1993
to   January   1,  1995  during  which  North   Central
delegated   the  management of  the Collective  Fund to
Northern  Capital Management Incorporated, an unrelated
investment  adviser.  The  performance data included in
the  table  above does  not  include the performance of
the   Common Fund, which  was acquired by North Central
on June  1,  1995. Prior  to  that time the Common Fund
was   managed   by  Milwaukee  Western Trust Company, a
trust  company  which  was  unaffiliated   with   North
Central   prior   to its acquisition  by North Central.
Employee benefit plans that have invested their assets in the Collective Fund may be subject to certain other charges as set forth in their respective plan documents.


YOUR ACCOUNT

Net Asset Value

     Shares of the Fund are offered and sold on a continual basis at the net asset value per share which is next computed after both a properly completed purchase order and payment are received by the Transfer
Agent.

Investing in the Fund

     To open an account and invest in Fund shares, you should:

     (1)  Read this Prospectus carefully.

     (2)  Determine how much you would like to  invest.
          When you open an account with the Fund, you must invest at least:

              Non-retirement account:                $_____

              Retirement account:                    $_____

              Automatic Investment Plan ("AIP"):     $_____

          When you add to an account, you must invest at least:

              Non-retirement account:                $_____

              Retirement account:                    $_____

          The Fund may change or waive these minimums at any time; you will be given at least ____ days' notice of any increase in the minimum dollar amount of purchases.

     (3)  Complete   the  appropriate  parts   of   the
          purchase application, carefully following the
          instructions.   If you have  questions  about
          the  purchase application, please contact the
          Fund    at    1-888-____-______.     Purchase
          applications will be accepted by the Transfer
          Agent.   [The  Fund  will  not  accept   your
          account  if  you  are investing  for  another
          person  as  attorney-in-fact.  The Fund  also
          will  not  accept accounts with a  "Power  of
          Attorney"   or   "POA"  in  the  registration
          section of the purchase application.]

     (4)  Make   your  initial  investment,   and   any
          subsequent    investments,   following    the
          instructions   set  forth  below.    Purchase
          applications are subject to acceptance by the
          Fund.   Purchase applications are not binding
          on  the  Fund  until so accepted.   The  Fund
          reserves the right to accept or reject a purchase application in whole or in part.
          The Fund also reserves the right to limit or suspend, without prior notice, the offering of its shares.

Purchasing Shares

     You may purchase shares of the Fund in two ways - by mail and by wire.

      Opening an Account by Mail. You may open an account by mail as follows:

        Please complete the purchase application. You may duplicate any application or you can obtain additional copies of the purchase application from the Fund by calling 1-888-___-____.

        Write a check in an amount equal to the amount
       that  you  would  like to invest  in  the  Fund.
       Make  the check payable to "La Crosse Large  Cap
       Growth  &  Income  Fund."  You  must  make  your
       purchase  in U.S. dollars.  Your check  must  be
       drawn   on   a  U.S.  bank,  savings  and   loan
       institution or credit union. You may not make your purchase with cash, credit cards or third party checks.

        Mail your completed purchase application and check to:

          La Crosse Funds, Inc.
          P.O. Box _____
          Milwaukee, WI  53201-____

       OR

        Send your completed purchase application and check by overnight or express mail to:

          La Crosse Funds, Inc.
          c/o Sunstone Investor Services, LLC
          207 East Buffalo Street, Suite 315
          Milwaukee, WI  53202-5712

     Adding  to  an  Account by  Mail.   You  may  make
additional investments by mail as follows:

        Write  a  check  in  an amount  equal  to  the
       additional amount that you would like to  invest
       in  the Fund.  The amount of your check must  be
       equal  to  or  greater than the  minimum  amount
       listed  in  item  2,  above.   Make  the   check
       payable to "La Crosse Large Cap Growth &  Income
       Fund."   You must make your additional  purchase
       in U.S. dollars.  Your check must be drawn on  a
       U.S.  bank,  saving  and  loan  institution   or
       credit  union.   You may not make an  additional
       purchase with cash, credit cards or third party checks.

        Complete an additional investment slip from a recent account statement. If you do not have an additional investment slip, write a note which gives the full name of your account and the account number.

        Send  the check with the additional investment
       slip  or  note  to  the  Fund  by  mail  or   by
       overnight  courier  or  express  mail   to   the
       address indicated above.

     Opening  an  Account by Wire.   You  may  open  an
account by wire transfer as follows:

       Complete a purchase application.

        Send the purchase application to the Fund by mail or by overnight or express mail to the address indicated above.

         After the Transfer Agent has received a properly completed purchase application, you may call the Fund at 1-888-___-____ for wire instructions and to obtain an investor account number.

        Wire  the  funds  through the Federal  Reserve
       System as follows:

            North Central Trust Company
            A.B.A. Number: _______________________
            For credit to:  La Crosse Funds, Inc.
            Account Number: ______________________
            For further credit to:
            (investor account number)
            (name or account registration)
            (Social Security or Taxpayer Identification Number)

     Adding  to  an  Account by  Wire.   You  may  make
additional investments by wire as follows:

        Wire  the  funds  through the Federal  Reserve
       System as indicated above.

     Opening an Account by Telephone. You may not open an account by telephone.

     Adding to an Account by Telephone. If you filled out the "Telephone [Purchase and] Redemption" section of your purchase application which authorizes the Fund to withdraw the payment for shares of the Fund from your bank account by electronic funds transfer, then you may make additional investments by telephone as follows:

         Please call 1-888-___-____ to place your telephone purchase order.

        You must purchase shares by telephone in amounts equal to at least $________.

        Payment  for the shares purchased by telephone
       will  be withdrawn from the bank account  listed
       on     your    purchase    application    within
       approximately 2-3 days after the purchase order is placed.

     Purchasing Shares Through Other Institutions.   If
you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to the Fund's Prospectus. Certain services of the Fund may not be available or may be modified in connection with the program of services provided. The Fund may only accept requests from the broker-dealer to purchase additional shares through a broker-dealer street name account.

     The  Fund  has  authorized  one  or  more  broker-
dealers,   financial  institutions  or  other   service
providers ("Brokers") to receive on its behalf purchase
and  redemption orders for Fund shares.   Such  Brokers
may charge
transaction fees on the purchase and/or sale
of   Fund  shares.   Such  Brokers  are  authorized  to
designate other intermediaries to receive purchase  and
redemption orders on the Fund's behalf.  The Fund  will
be  deemed  to  have received a purchase or  redemption
order when an authorized Broker, or, if applicable, the
Broker's  authorized  designee,  receives  the   order.
Orders  for  the purchase or redemption of Fund  shares
will  be  priced  at the Fund's net  asset  value  next
computed  after the authorized Broker or its authorized
designee   receives   such   orders.    It    is    the
responsibility of the Broker to place the order with the Fund on a timely basis. If payment is not received within the time specified in the agreement, the Broker could be held liable for any resulting fees or losses.

     Additional Purchase Information.

        The Fund will charge a $23 service fee against your account for any check or electronic funds transfer that is returned unpaid for any reason and your purchase will be canceled. You will also be responsible for any losses suffered by the Fund as a result.

        In  order to relieve you of responsibility for
       the    safekeeping   and   delivery   of   stock
       certificates,   the   Fund   does   not    issue
       certificates.

        When  a  purchase  is  made  by  check  and  a
       redemption is requested shortly thereafter,  the
       Fund  may  delay payment of redemption  proceeds
       for  up  to 10 calendar days.  This delay allows
       the  Fund  to  verify  that  a  check  used   to
       purchase  Fund shares will not be  returned  due
       to   insufficient   funds.   This   delay   also
       protects the other Fund investors from loss.

         By   completing  and  submitting  a  purchase
       application    and   providing   bank    account
       information, you are automatically  granted  the
       privilege   to   make  purchases   and   request
       redemptions  by telephone.  You may  waive  this
       privilege  by  checking the appropriate  box  on
       the  purchase  application.   If  you  have  any
       questions as to how to waive this privilege,  or
       how  to  add or delete this privilege after  you
       open  an  account,  please  call  the  Fund   at
       1-888-___-____.  Generally, after  you  open  an
       account, your request to waive, add or delete  a
       privilege must be in writing and signed by  each
       registered   holder   of   the   account    with
       signatures guaranteed by a U.S. commercial  bank
       or  trust company, a member of the NASD or other
       eligible   guarantor  institution.    A   notary
       public  is not an acceptable guarantor.   For  a
       more   detailed   discussion  of   the   rights,
       responsibilities   and   risks   of    telephone
       transactions, please refer to "Redeeming  Shares
       -   Important  Note  About  Wire  and  Telephone
       Redemptions."

     Automatic    Investment   Plan.    The   Automatic
Investment Plan ("AIP") is a method of purchasing  Fund
shares  using  dollar  cost  averaging,  which  is   an
investment  strategy that involves  investing  a  fixed
amount  of money at a regular time interval.  By always
investing the same amount, you will be purchasing  more
shares when the price is low and fewer shares when  the
price  is  high.  The AIP allows you to  make  regular,
systematic investments in shares of the Fund from  your
bank account on the 5th, 10th, 15th, 20th, 25th or last
day  of each month.  If one of these dates falls  on  a
weekend,  the  investment will  be  made  on  the  next
business  day.   The  minimum  initial  investment  for
investors  using the AIP is $________.  To maintain  an
AIP, you must invest at least $_______ per month in the
Fund.   Please call 1-888-___-____ for instructions  as
to how you may establish an AIP for your account.

Redeeming Shares

     You  may redeem some or all of your shares of  the
Fund  at any time.  The price at which your shares will
be  redeemed  is  the net asset value  per  share  next
determined  after  the Fund receives proper  redemption
instructions from you.  See "Valuation of Fund Shares."
You may redeem your shares of the Fund by mail, wire or
telephone.   The Fund may delay payment  of  redemption
proceeds until amounts for purchases which you made by check, telephone or pursuant to the AIP have been collected. Collection may take up to 15 days from the date on which you made the purchase. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

     Redeeming Shares by Mail. You may redeem your shares by mail as follows:

         Write a letter instructing the Fund to redeem your shares. In your letter, indicate your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to sell. If the dollar amount requested to be redeemed is greater than the current account value as determined by the net asset value on the effective date of the redemption, the entire account balance will be redeemed.

         Include in your letter all required signatures.
       The letter must be signed exactly as the shares are registered. Enclose any additional documents that may
       be   required.   See  "Redeeming  Shares_Special
       Situations," below.

          Send the letter, along with any required additional documents, to the Transfer Agent at the address listed above.

         The Transfer Agent will mail a check in the amount of the redemption proceeds to the address of the person in whose name(s) the account is registered, or otherwise according to your letter of instruction. If the amount requested is greater than $10,000, or if the proceeds are to be sent to a person other than the shareholder(s) of record or to an address other than the address of record, or if the redemption request is made within 30 days of an address change, then each required signature on the letter of instruction must be guaranteed by a U.S. commercial bank or trust company, a member firm of the NASD or other eligible guarantor institution. A notary public is not an acceptable guarantor. Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. See "Redeeming Shares - Special Situations - Corporate Accounts" for instructions on redeeming shares in corporate accounts. [Additional documentation is required for the redemption of shares held by persons acting pursuant to a power of attorney.] If you have any questions about redemptions by mail, call the Fund in advance of making the redemption request.

         The Fund will mail payment for redemption proceeds within seven days after it receives proper instructions for redemption.

       Important   Note   About  Wire   and   Telephone
Redemptions. In order to redeem your shares by wire or telephone, you must have filled out the "Telephone
Redemption" section of your purchase application when you first opened your account. To verify that you have telephone redemption privileges, call the transfer agent at 1-888-___-____. If you do not have telephone privileges and you now want to arrange for wire or telephone redemptions, or if you do have telephone privileges and you now want to change the bank, the account or the address designated to receive redemption proceeds, then you must send a letter making this request to the Transfer Agent. The letter must be signed by each person who is listed on the account.
The signatures must be guaranteed. The Transfer Agent may request additional documents from corporations, executors, administrators, trustees and guardians. See
"Redeeming  Shares  -  Special Situations  -  Corporate
Accounts," below.

      The Fund reserves the right to refuse any wire or telephone redemption request. The Fund may further limit the dollar amount or number of shares that you may redeem. You may not cancel or modify a telephone or wire redemption request after you make the request.

      Neither the Fund nor the Transfer Agent  will  be
responsible   for   the  authenticity   of   redemption
instructions  received by telephone.  Accordingly,  you
bear  the  risk  of loss.  However, the Fund  will  use
reasonable   procedures  to  ensure  that  instructions
received  by telephone are genuine, including recording
telephonic    transactions    and    sending    written
confirmation of redemptions to you.  You may experience
difficulty   in  implementing  a  telephone  redemption
during  periods of drastic economic or market  changes.
If you are unable to contact the Transfer Agent by telephone, you may also redeem shares by written request, as described above.

     Redeeming Shares by Wire. You may redeem your shares by wire as follows:

         Please call 1-888-___-____ to place your wire redemption request.

         You may request redemptions by wire in amounts equal to at least $1,000 but not more than $10,000.
       You must make redemption requests for less than $1,000 or more than $10,000 in writing.

         Funds will be wired on the next business day.  A
       $[15] fee will be deducted from your account.

     Redeeming  Shares by Telephone.   You  may  redeem
     your shares by telephone as follows:

         Please call 1-888-___-____ to place your telephone redemption request.

          You may request redemptions by telephone in amounts equal to at least $1,000 but not more than $10,000. You must make redemption requests for less than $1,000 or more than $10,000 in writing.

         Proceeds redeemed by telephone will be mailed or transferred only to your address or bank of record as shown on the records of the Transfer Agent.

     Special Situations

     Attorney-in-Fact.   If  you  are  acting   as   an
attorney-in-fact for another person, or as a trustee or on behalf of a corporation, additional documentation may be required in order to effect a redemption.
Questions regarding such circumstances may be directed to the Transfer Agent by calling 1-888-___-____.

     Signature   Guarantees.   The  Fund   requires   a
signature  guarantee for all authorized  owners  of  an
account:   (i)  when  you submit a  written  redemption
request  for more than $10,000, (ii) when you  add  the
telephone  redemption option to your existing  account,
(iii)  if  you  transfer ownership of your  account  to
another  individual or entity, or (iv) if  you  request
redemption  proceeds to be sent to an address  or  bank
other  than  the address or bank that appears  on  your
account.   A  signature guarantee may be obtained  from
any eligible guarantor institution. These institutions include U.S. banks, saving associations, credit unions, brokerage firms, and others. A notary public stamp or seal is not acceptable.

      Corporate Accounts. You must send the following documents, in addition to any other required documents, to the Transfer Agent if you request any redemptions or transfer of ownership for a corporate account:

     1. A  written letter of instruction signed by  the
        required  number of authorized officers,  along
        with    their   respective   positions.     For
        redemption requests in excess of $10,000, the written request must be signature guaranteed.

     2. A certified corporate resolution that states the date the resolution was adopted and who is empowered to act, transfer or sell assets on behalf of the corporation.

     3. If  the  corporate resolution is more  than  60
        days  old  from  the  date of  the  transaction
        request,  a certificate of incumbency from  the
        corporate  secretary which specifically  states
        that  the  officer  or officers  named  in  the
        resolution  have the authority to  act  on  the
        account.   The  certificate of incumbency  must
        be  dated  within  60  days  of  the  requested
        transaction.    If  the  corporate   resolution
        confers authority on officers by title and not by name, the certificate of incumbency must name the officer(s) and their title(s).

     Suspension of Redemptions.  The Fund reserves  the
right  to  suspend or postpone redemptions  during  any
period  when:   trading on the New York Stock  Exchange
(the "NYSE") is restricted, as determined by the SEC, or the NYSE is closed for other than customary weekend and holiday closing; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     IRAs.    Shareholders  who  have   an   Individual
Retirement  Account  or  other  retirement  plan   must
indicate on their redemption requests whether or not to
withhold  federal  income taxes.   Redemption  requests
failing to indicate an election will be subject to withholding for taxes.

     Termination  of  Accounts.  Your  account  may  be
terminated  by  the  Fund  if,  at  the  time  of   any
redemption of shares in your account, the value of the remaining shares in your account falls below $1,000. A check for the proceeds of redeeming the remaining shares in your account will be sent to you within seven days of the redemption.


VALUATION OF FUND SHARES

     The  price  of Fund shares is based on the  Fund's
net  asset  value, which is calculated using  the  fair
value  method of valuation and is determined as of  the
close of trading (generally 4:00 p.m., Eastern Time) on
each  day the NYSE is open for business.  The Fund does
not  determine  net asset value on  days  the  NYSE  is
closed.  The current policy of the NYSE is to close  on
New  Year's  Day,  Martin Luther King Day,  President's
Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day.  In addition,
if  any of these holidays falls on a Saturday, the NYSE
will  not be open for trading on the preceding  Friday,
and  when such holiday falls on a Sunday, the NYSE will
not  be  open  for  trading on the  succeeding  Monday,
unless  unusual business conditions exist, such as  the
ending  of a monthly or yearly accounting period.   The
price at which a purchase order or redemption request is effected is based on the next calculation of net asset value after the order or request is placed.


DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX
TREATMENT

     For federal income tax purposes, all dividends and
distributions of net realized short-term capital  gains
you  receive  from  the Fund are  taxable  as  ordinary
income,  whether  reinvested in  additional  shares  or
received  in cash. Distributions of net realized  long-
term  capital gains you receive from the Fund,  whether
reinvested  in additional shares or received  in  cash,
are  taxable  as  a  capital gain.   The  capital  gain
holding  period  (and  the  applicable  tax  rate)   is
determined by the length of time the Fund has held  the
security  and  not  the length of time  you  have  held
shares  in the Fund.  You will be informed annually  as
to  the  amount and nature of all dividends and capital
gains  paid during the prior year.  Such capital  gains
and  dividends  may also be subject to state  or  local
taxes.   If you are not required to pay taxes  on  your
income, you are generally not required to pay federal income taxes on the amounts distributed to you.

     Dividends  and  capital gains,  if  any,  will  be
distributed  at least annually in December.   The  Fund
expects that, because of its investment objective,  its
distributions  will  consist  primarily  of   long-term
capital gains and dividends. You should measure the success of your investment by both the value of your investment at any given time and the distributions you receive.

     All dividends and capital gains distributions will
automatically be reinvested in additional  Fund  shares
at  the  then  prevailing net asset  value  unless  you
specifically request that dividends or capital gains or
both   be  paid  in  cash.   The  election  to  receive
dividends in cash or reinvest them in shares may be changed by writing to the Fund at La Crosse Funds, Inc., c/o Sunstone Investor Services, LLC, 207 East
Buffalo Street, Suite 315, Milwaukee, Wisconsin  53202.
Such notice must be received at least ten days prior to the record date of any dividend or capital gain distribution.


YEAR 2000 ISSUE

     The  Fund's  operations  depend  on  the  seamless
functioning  of  computer  systems  in  the   financial
service  industry, including those of the  Adviser  and
the Transfer Agent.  Many computer software systems  in
use   today   cannot   properly  process   date-related
information  after  December 31, 1999  because  of  the
method by which dates are encoded and calculated.  This
failure,  commonly  referred  to  as  the  "Year   2000
Problem,"  could  adversely  affect  the  handling   of
security trades, pricing, and account servicing for the Fund.

     The Adviser has made compliance with the Year 2000
Problem  a  high priority and is taking steps  that  it
believes  are reasonably designed to address  the  Year
2000 Problem with respect to its computer systems.  The
Adviser  has  also been informed that comparable  steps
are  being  taken  by  the Fund's other  major  service
providers.   The Adviser does not currently  anticipate
that the Year 2000 Problem will have a material impact on its ability to continue to fulfill its duties as investment adviser to the Fund.

ADDITIONAL INFORMATION

DIRECTORS                             CUSTODIAN

   Donald F. Sieger                      North Central Trust Company
   Darwin F. Isaacson                    311 Main Street
                                         La Crosse, WI 54602

OFFICERS                              INDEPENDENT ACCOUNTANTS

   Steven J. Hulme                       Arthur Andersen, LLP
   Darwin F. Isaacson                    100  East Wisconsin Avenue
                                         Milwaukee, WI 53202

INVESTMENT ADVISER                    LEGAL COUNSEL

   La Crosse Advisers, L.L.C.            Godfrey  &   Kahn, S.C.
   311 Main Street                       780  North   Water Street
   La Crosse, WI  54602                  Milwaukee, WI   53202

ADMINISTRATOR AND FUND ACCOUNTANT     DISTRIBUTOR

 Sunstone Financial Group, Inc.          Sunstone Distribution Services, LLC
 207 East Buffalo Street, Suite 315      207  East   Buffalo Street, Suite 315
 Milwaukee, WI  53202                    Milwaukee,  WI   53202

        DIVIDEND-DISBURSING AND TRANSFER AGENT

            Sunstone Investor Services, LLC

   For  overnight deliveries, use:       For regular mail deliveries, use:
   La Crosse Funds, Inc.                 La Crosse Funds, Inc.
   c/o Sunstone Investor Services, LLC   c/o Sunstone Investor Services, LLC
   207 East Buffalo Street, Suite 315    P.O. Box 3210
   Milwaukee, WI 53202                   Milwaukee, WI 53201-3210


The  SAI  for  the Fund contains additional information
about  the Fund.  The Fund's SAI, which is incorporated
by reference into this Prospectus, is available without
charge   upon  request  to  the  address  or  toll-free
telephone  number  noted  on the  cover  page  of  this
Prospectus.   To  request other information  about  the
Fund or to make shareholder inquiries you may call the toll-free telephone number on the cover page of this Prospectus.

Information about the Fund (including the SAI)  may  be
reviewed and copied at the SEC's Public Reference  Room
in  Washington, D.C.  Please call the SEC at 1-888-SEC-
0330  for information relating to the operation of  the
Public  Reference Room.  Reports and other  information
about the Fund are also available on the SEC's Internet
Website  located at http//www.sec.gov.   Alternatively,
copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public
Reference  Section of the SEC, Washington, D.C.  20549-
6009.

The Fund's 1940 Act File Number is 811-_______.

          STATEMENT OF ADDITIONAL INFORMATION

                        [Logo]

                 La Crosse Funds, Inc.

       La Crosse Large Cap Growth & Income Fund

               207 East Buffalo Street, Suite 315
                  Milwaukee, Wisconsin  53202
                  Telephone: 1-888-___-____
                  Facsimile: 1-608-784-3880




      This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectus of the La Crosse Large Cap Growth &
Income Fund (the "Fund"), dated ___________, 1998.  The
Fund's prospectus may be obtained by calling the telephone number indicated above. The Fund is a series of La Crosse Funds, Inc. (the "Corporation").



This Statement of Additional Information is dated ___________, 1998.

TABLE OF CONTENTS

FUND ORGANIZATION                                               1
FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL                 1
IMPLEMENTATION OF INVESTMENT OBJECTIVE                          3
 Temporary Strategies                                           3
 Convertible Securities                                         4
 Illiquid Securities                                            4
 Reverse Repurchase Agreements                                  5
 Derivative Instruments                                         5
 Depositary Receipts                                           14
 Warrants                                                      14
 Short Sales Against the Box                                   14
 Borrowing                                                     14
 Lending Portfolio Securities                                  14
 Concentration                                                 15
DIRECTORS AND OFFICERS                                         15
PRINCIPAL SHAREHOLDERS                                         16
INVESTMENT ADVISER                                             16
FUND TRANSACTIONS AND BROKERAGE                                17
CUSTODIAN                                                      18
TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT                   18
ADMINISTRATOR AND FUND ACCOUNTANT                              19
DISTRIBUTOR                                                    19
FINANCIAL INTERMEDIARIES                                       19
PURCHASE AND PRICING OF SHARES                                 19
TAXATION OF THE FUND                                           20
PERFORMANCE INFORMATION                                        20
 Total Return                                                  20
 Comparisons                                                   21
INDEPENDENT ACCOUNTANTS                                        22
FINANCIAL STATEMENTS                                           22


No person has been authorized to give any information or to make any representations other than those contained in this SAI and related Prospectus, and if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made.

FUND ORGANIZATION

       The   Corporation  is  a  diversified,  open-end
management investment company, commonly referred to  as
a  mutual  fund.   The Corporation is  organized  as  a
Wisconsin company and was incorporated on September 4, 1998.

      The Corporation is authorized to issue shares  of
common  stock  in series and classes.  The  Corporation
currently  offers one series of shares:  the La  Crosse
Large Cap Growth & Income Fund (the "Fund").  La Crosse
Advisers,  L.L.C.  (the "Adviser")  is  the  investment
adviser to the Fund.  Each share of common stock of the
Fund  is  entitled  to  one vote,  and  each  share  is
entitled  to  participate  equally  in  dividends   and
capital gains distributions and in the residual assets of the Fund in the event of liquidation.

      No certificates will be issued for shares held in your account. You will, however, have full shareholder rights.

       Generally,   the  Fund  will  not  hold   annual
shareholders'   meetings   unless   required   by   the
Investment  Company Act of 1940, as amended (the  "1940
Act"), or Wisconsin law.


FUND POLICIES:  FUNDAMENTAL AND NON-FUNDAMENTAL

       The   following   are  the  Fund's   fundamental
investment policies which cannot be changed without the
approval of a majority of the Fund's outstanding voting
securities.  As used herein, a "majority of the  Fund's
outstanding voting securities" means the lesser of  (i)
67%   of  the  shares  of  common  stock  of  the  Fund
represented at a meeting at which more than 50% of  the
outstanding shares are present, or (ii) more  than  50%
of the outstanding shares of common stock of the Fund.

     The Fund:

     1.   May  not,  with respect to 75% of  its  total
          assets, purchase the securities of any issuer
          (except  securities issued or  guaranteed  by
          the  U.S.  government  or  its  agencies   or
          instrumentalities) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

     2. May not issue senior securities, except as permitted under the 1940 Act.

     3.   May (i) borrow money from banks for temporary
          or emergency purposes (but not for leveraging
          or  the  purchase of investments),  and  (ii)
          make  other  investments or engage  in  other
          transactions permissible under the  1940  Act
          which  may  involve  a  borrowing,  including
          borrowing    through    reverse    repurchase
          agreements, provided that the combination  of
          (i)  and (ii) shall not exceed 33 1/3% of the
          value  of  the  Fund's assets (including  the
          amount borrowed), less the Fund's liabilities
          (other   than  borrowings).   If  the  amount
          borrowed at any time exceeds 33 1/3%  of  the
          Fund's  total  assets, the Fund will,  within
          three days thereafter (not including Sundays,
          holidays  and any longer permissible period),
          reduce the amount of the borrowings such that
          the  borrowings do not exceed 33 1/3% of  the
          Fund's  total  assets.   The  Fund  may  also
          borrow money from other persons to the extent permitted by applicable law.

     4.   May  not  act  as an underwriter  of  another
          issuer's  securities, except  to  the  extent
          that  the  Fund  may  be  deemed  to  be   an
          underwriter   within  the  meaning   of   the
          Securities  Act  of  1933,  as  amended  (the
          "Securities Act"), in connection with the purchase and sale of portfolio securities.

     5.   May not purchase the securities of any issuer
          if,  as a result, more than 25% of the Fund's
          total   assets  would  be  invested  in   the
          securities of issuers, the principal business activities of which are in the same industry.

     6.   May  not purchase or sell real estate  unless
          acquired   as   a  result  of  ownership   of
          securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

     7. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

     8. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

     9.   Notwithstanding    any   other    fundamental
          investment policy or restriction, may  invest
          all  of  its  assets in the securities  of  a
          single open-end management investment company
          with   substantially  the  same   fundamental
          investment    objective,    policies,     and
          restrictions as the Fund.

      The Fund's investment objective, which is to seek capital appreciation and income, is also a fundamental investment policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities.

      The following are the Fund's non-fundamental investment policies which may be changed by the Board of Directors of the Corporation without shareholder approval.

     The Fund may not:

     1.   Sell  securities short, unless the Fund  owns
          or   has   the  right  to  obtain  securities
          equivalent   in  kind  and  amount   to   the
          securities  sold short, or unless  it  covers
          such  short  sale as required by the  current
          rules  and  positions of the  Securities  and
          Exchange Commission (the "SEC") or its staff,
          and  provided that transactions  in  options,
          futures   contracts,   options   on   futures
          contracts,  or  other derivative  instruments
          are   not   deemed   to  constitute   selling
          securities short.

     2.   Purchase  securities on margin,  except  that
          the  Fund may obtain such short-term  credits
          as   are  necessary  for  the  clearance   of
          transactions;   and  provided   that   margin
          deposits    in   connection   with    futures
          contracts,  options on futures contracts,  or
          other   derivative  instruments   shall   not
          constitute purchasing securities on margin.

     3.   Invest in illiquid securities if, as a result
          of  such investment, more than 15% of its net
          assets   would   be  invested   in   illiquid
          securities.

     4.   Purchase   securities  of  other   investment
          companies except in compliance with the  1940
          Act and applicable state law.

     5.   Engage  in  futures  or  options  on  futures
          transactions which are impermissible pursuant
          to  Rule 4.5 under the Commodity Exchange Act
          (the "CEA") and, in accordance with Rule 4.5,
          will   use  futures  or  options  on  futures
          transactions  solely for  bona  fide  hedging
          transactions (within the meaning of the CEA);
          provided,  however,  that the  Fund  may,  in
          addition  to  bona fide hedging transactions,
          use    futures   and   options   on   futures
          transactions if the aggregate initial  margin
          and   premiums  required  to  establish  such
          positions, less the amount by which any such options positions are in the money (within the meaning of the CEA), do not exceed 5% of the Fund's net assets.

     6. Make any loans, except through (i) purchases of debt securities or other debt instruments, or (ii) engaging in repurchase agreements.

     7.   Borrow  money  except from banks  or  through
          reverse  repurchase agreements, and will  not
          purchase   securities  when  bank  borrowings
          exceed 5% of its total assets.

     8.   Under normal circumstances, invest less  than
          [65%]  [80%] of the value of its total assets
          in  the  securities  of large  capitalization
          companies.    For  purposes   hereof,   large
          capitalization companies are companies with a market capitalization of at least $1 billion.

      Except for the fundamental investment limitations listed above and the Fund's investment objective, the other investment policies described in the Prospectus and this SAI are not fundamental and may be changed with approval of the Corporation's Board of Directors.
Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in the market value of the investment or the Fund's assets will not constitute a violation of that restriction.


IMPLEMENTATION OF INVESTMENT OBJECTIVE

       The   following   information  supplements   the
discussion  of  the  Fund's  investment  objective  and
strategy described in the Prospectus under the headings
"Investment  Objective"  and  "Investment  Strategies."
The   following  represent  strategies  that  are   not
principal strategies of the Fund, but may be used from time to time.

Temporary Strategies

      As  described in the Prospectus under the heading
"Implementation  of  Investment  Objective,"  prior  to
investing proceeds from sales of Fund shares,  to  meet
ordinary   daily  cash  needs,  and   to   retain   the
flexibility  to respond promptly to changes  in  market
and economic conditions, the Fund may  hold cash and/or
invest  all or a portion of its assets in money  market
instruments which are "investment grade" as  determined
by  Standard  &  Poor's  Corporation  ("S&P"),  Moody's
Investors   Service,  Inc.  ("Moody's"),  a  comparable
rating agency or the Adviser. The investment grade money market instruments which the Fund may purchase may include:

     U.S. Government Securities. Obligations issued or guaranteed as to principal and interest by the United
States or its agencies (such as the Export-Import Bank of the United States, Federal Housing Administration and Government National Mortgage Association) or its instrumentalities (such as the Federal Home Loan Bank), including Treasury bills, notes, and bonds;

        Bank   Obligations.    Obligations   (including
certificates    of   deposit,   bankers'   acceptances,
commercial   paper   (see   below)   and   other   debt
obligations) of banks subject to regulation by the U.S.
Government and instruments secured by such obligations,
not  including  obligations  of  foreign  branches   of
domestic banks;

     Obligations of Savings Institutions. Certificates of deposit of savings banks and savings and loan associations;

        Fully    Insured   Certificates   of   Deposit.
Certificates   of   deposit  of   banks   and   savings
institutions, if the principal amount of the obligation
is  insured  by the Bank Insurance Fund or the  Savings
Association   Insurance  Fund   (each   of   which   is
administered   by   the   Federal   Deposit   Insurance
Corporation), limited to $100,000 principal amount per certificate and to 15% or less of the Fund's total assets in all such obligations and in all illiquid assets, in the aggregate;

      Commercial Paper. Commercial paper rated within the two highest grades by Moody's, S&P or, if not rated, issued by a company having an outstanding debt issue rated at least Aaa by Moody's or AAA by S&P; and

       Money   Market  Funds.   Securities  issued   by
registered investment companies holding themselves  out
as  money  market  funds ("Money Market  Funds")  which
attempt  to maintain a stable net asset value of  $1.00
per  share.   The  Fund  shall not purchase  securities
issued by a Money Market Fund if, after such purchase, the Fund would own

(i) more than 3% of the outstanding
voting stock of the Money Market Fund, (ii) securities of the Money Market Funds having an aggregate value in excess of 5% of the total value of the Fund, or (iii) securities issued by the Money Market Fund and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.

     Repurchase  Agreements.  The Fund may  enter  into
repurchase  agreements with certain banks  or  non-bank
dealers.   In a repurchase agreement, the Fund  buys  a
security  at  one price, and at the time of  sale,  the
seller  agrees  to  repurchase  the  obligation  at   a
mutually  agreed  upon time and price  (usually  within
seven   days).   The  repurchase  agreement,   thereby,
determines  the  yield during the  purchaser's  holding
period, while the seller's obligation to repurchase  is
secured  by the value of the underlying security.   The
Adviser will monitor, on an ongoing basis, the value of
the  underlying  securities to ensure  that  the  value
always  equals  or  exceeds the repurchase  price  plus
accrued  interest.  Repurchase agreements could involve
certain  risks in the event of a default or  insolvency
of the other party to the agreement, including possible
delays  or  restrictions upon  the  Fund's  ability  to
dispose  of  the  underlying securities.   Although  no
definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate those risks.

Convertible Securities

      The  Fund  may invest in convertible  securities,
which  are bonds, debentures, notes, preferred  stocks,
or  other  securities  that may be  converted  into  or
exchanged  for  a specified amount of common  stock  or
warrants  of the same or a different company  within  a
particular  period  of  time at a  specified  price  or
formula.  A convertible security entitles the holder to
receive  interest normally paid or accrued on  debt  or
the   dividend  paid  on  preferred  stock  until   the
convertible security matures or is redeemed, converted,
or   exchanged.   Convertible  securities  have  unique
investment  characteristics in that they generally  (i)
have higher yields than common stocks, but lower yields
than  comparable non-convertible securities,  (ii)  are
less   subject  to  fluctuation  in  value   than   the
underlying  stock  (or warrant) since they  have  fixed
income characteristics, and (iii) provide the potential
for  capital  appreciation if the market price  of  the
underlying  common  stock (or  warrant)  increases.   A
convertible  security may be subject to  redemption  at
the  option of the issuer at a price established in the
convertible  security's  governing  instrument.   If  a
convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock (or warrant), or sell it to a third party.

Illiquid Securities

     The Fund may invest up to 15% of its net assets in
illiquid  securities  (i.e., securities  that  are  not
readily marketable).  For purposes of this restriction,
illiquid  securities include, but are not  limited  to,
restricted  securities (securities the  disposition  of
which is restricted under the federal securities laws),
repurchase  agreements  with maturities  in  excess  of
seven  days, and other securities that are not  readily
marketable.  The Board of Directors of the Corporation,
or   its  delegate,  has  the  ultimate  authority   to
determine, to the extent permissible under the  federal
securities  laws,  which  securities  are   liquid   or
illiquid for purposes of this 15% limitation.   Certain
securities  exempt  from  registration  or  issued   in
transactions   exempt  from  registration   under   the
Securities Act, such as securities that may  be  resold
to  institutional investors under Rule 144A  under  the
Securities   Act,  may  be  considered   liquid   under
guidelines adopted by the Board of Directors.  However,
investing in securities which may be resold pursuant to
Rule  144A  under  the Securities Act  could  have  the
effect   of   increasing  the  level  of   the   Fund's
illiquidity to the extent that institutional investors become, for a time, uninterested in purchasing such securities.

     The  Board  of  Directors  has  delegated  to  the
Adviser  the day-to-day determination of the  liquidity
of any security, although it has retained oversight and
ultimate   responsibility  for   such   determinations.
Although no definitive liquidity criteria are used, the
Board of Directors has directed the Adviser to look  to
such  factors  as (i) the nature of the  market  for  a
security  (including the institutional  private  resale
market), (ii) the terms of certain securities or  other
instruments  allowing for the disposition  to  a  third
party  or  the issuer thereof (e.g., certain repurchase
obligations   and   demand  instruments),   (iii)   the
availability of market quotations (e.g., for securities
quoted   in   the  PORTAL  system),  and   (iv)   other
permissible relevant factors.

     Restricted   securities  may  be  sold   only   in
privately  negotiated  transactions  or  in  a   public
offering with respect to which a registration statement
is   in   effect  under  the  Securities  Act.    Where
registration is required, the Fund may
be obligated  to
pay  all  or  part of the registration expenses  and  a
considerable period may elapse between the time of  the
decision to sell and the time the Fund may be permitted
to  sell  a  security  under an effective  registration
statement.   If,  during such a period, adverse  market
conditions  were to develop, the Fund  might  obtain  a
less favorable price than that which prevailed when  it
decided to sell.  Restricted securities will be  priced
at  fair value as determined in good faith by the Board
of   Directors.    If,  through  the  appreciation   of
restricted   securities   or   the   depreciation    of
unrestricted securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable
(except for Rule 144A securities deemed to be liquid by the Adviser), the affected Fund will take such steps as is deemed advisable, if any, to protect liquidity.

Reverse Repurchase Agreements

     The  Fund may, with respect to up to 5% of its net
assets, engage in reverse repurchase agreements.  In  a
reverse  repurchase agreement, the Fund  would  sell  a
security and enter into an agreement to repurchase  the
security  at  a specified future date and  price.   The
Fund  generally  retains  the  right  to  interest  and
principal  payments on the security.   Since  the  Fund
receives  cash upon entering into a reverse  repurchase
agreement,  it  may  be considered a  borrowing.   When
required by guidelines of the SEC, the Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security.

Derivative Instruments

     In General.  Although it does not currently intend
to  engage  in  derivative transactions, the  Fund  may
invest  up  to  5%  of  its respective  net  assets  in
derivative instruments.  Derivative instruments may  be
used  for any lawful purpose consistent with the Fund's
investment objective such as hedging or managing  risk,
but  not  for speculation.  Derivative instruments  are
commonly  defined  to include securities  or  contracts
whose  value depend on (or "derive" from) the value  of
one   or   more   other  assets,  such  as  securities,
currencies, or commodities. These "other assets" are commonly referred to as "underlying assets."

     A  derivative instrument generally consists of, is
based  upon,  or  exhibits characteristics  similar  to
options  or  forward  contracts.  Options  and  forward
contracts  are  considered to be  the  basic  "building
blocks"  of  derivatives.  For  example,  forward-based
derivatives include forward contracts, swap  contracts,
as   well  as  exchange-traded  futures.   Option-based
derivatives  include  privately  negotiated,  over-the-
counter (OTC) options (including caps, floors, collars,
and options on forward and swap contracts) and exchange-
traded   options   on  futures.    Diverse   types   of
derivatives may be created by combining options or forward contracts in different ways, and by applying these structures to a wide range of underlying assets.

     An option is a contract in which the "holder" (the
buyer)  pays  a certain amount (the "premium")  to  the
"writer" (the seller) to obtain the right, but not  the
obligation,  to buy from the writer (in  a  "call")  or
sell to the writer (in a "put") a specific asset at  an
agreed  upon  price at or before a certain  time.   The
holder pays the premium at inception and has no further
financial  obligation.  The holder of  an  option-based
derivative   generally  will  benefit  from   favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset.

     A  forward  is  a sales contract between  a  buyer
(holding the "long" position) and a seller (holding the
"short"  position) for an asset with delivery  deferred
until  a future date.  The buyer agrees to pay a  fixed
price  at the agreed future date and the seller  agrees
to deliver the asset.  The seller hopes that the market
price on the delivery date is less than the agreed upon
price,  while  the buyer hopes for the  contrary.   The
change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset.

     Hedging.   The Fund may use derivative instruments
to  protect  against possible adverse  changes  in  the
market  value of securities held in, or are anticipated
to  be held in, the Fund's portfolio.  Derivatives  may
also be used by the Fund to "lock-in" its realized  but
unrecognized  gains  in  the  value  of  its  portfolio
securities.   Hedging strategies,  if  successful,  can
reduce   the  risk  of  loss  by  wholly  or  partially
offsetting  the  negative effect of  unfavorable  price
movements  in  the investments being hedged.   However,
hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

     Managing  Risk.  The Fund may also use  derivative
instruments   to  manage  the  risks  of   the   Fund's
portfolio.  Risk management strategies include, but are
not  limited  to,  facilitating the sale  of  portfolio
securities, managing the effective maturity or duration
of   debt   obligations   in  the   Fund's   portfolio,
establishing a position in the derivatives markets as a substitute for buying or selling certain securities, or creating or altering exposure to certain asset classes, such as equity, debt, and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for the Fund to invest than "traditional" securities (i.e., stocks or bonds) would.

     Exchange    or   OTC   Derivatives.     Derivative
instruments  may be exchange-traded or  traded  in  OTC
transactions  between private parties.  Exchange-traded
derivatives   are  standardized  options  and   futures
contracts  traded  in an auction  on  the  floor  of  a
regulated  exchange.  Exchange contracts are  generally
liquid.  The exchange clearinghouse is the counterparty
of  every  contract.  Thus, each holder of an  exchange
contract  bears  the credit risk of  the  clearinghouse
(and  has the benefit of its financial strength) rather
than   that   of   a   particular  counterparty.    OTC
transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

     Risks  and  Special Considerations.   The  use  of
derivative  instruments  involves  risks  and   special
considerations as described below. Risks pertaining to particular derivative instruments are described in the sections that follow.

     (1)  Market Risk.  The primary risk of derivatives
is  the  same  as  the  risk of the underlying  assets;
namely, that the value of the underlying asset  may  go
up  or  down.   Adverse movements in the  value  of  an
underlying  asset  can  expose  the  Fund  to   losses.
Derivative instruments may include elements of leverage
and,  accordingly, the fluctuation of the value of  the
derivative  instrument in relation  to  the  underlying
asset   may  be  magnified.   The  successful  use   of
derivative  instruments  depends  upon  a  variety   of
factors, particularly the Adviser's ability to  predict
movements   of   the   securities,   currencies,    and
commodities  markets, which requires  different  skills
than  predicting  changes in the prices  of  individual
securities.   There  can  be  no  assurance  that   any
particular  strategy adopted will succeed.  A  decision
to  engage in a derivative transaction will reflect the
Adviser's judgment that the derivative transaction will
provide value to the Fund and its shareholders  and  is
consistent   with  the  Fund's  objectives,  investment
limitations, and operating policies.  In making such  a
judgment,  the  Adviser will analyze the  benefits  and
risks  of the derivative transaction and weigh them  in
the   context  of  the  Fund's  entire  portfolio   and
investment objective.

     (2)  Credit Risk.  The Fund will be subject to the
risk  that  a loss may be sustained by the  Fund  as  a
result of the failure of a counterparty to comply  with
the terms of a derivative instrument.  The counterparty
risk  for  exchange-traded  derivative  instruments  is
generally  less  than for privately-negotiated  or  OTC
derivative  instruments,  since  generally  a  clearing
agency,  which  is the issuer or counterparty  to  each
exchange-traded  instrument, provides  a  guarantee  of
performance.    For  privately-negotiated  instruments,
there is no similar clearing agency guarantee.  In  all
transactions,  the  Fund will bear the  risk  that  the
counterparty will default, and this could result  in  a
loss   of   the  expected  benefit  of  the  derivative
transaction and possibly other losses to the Fund.  The
Fund   will   enter  into  transactions  in  derivative
instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     (3)    Correlation   Risk.   When   a   derivative
transaction   is  used  to  completely  hedge   another
position,  changes in the market value of the  combined
position  (the derivative instrument plus the  position
being  hedged)  result  from an  imperfect  correlation
between  the  price movements of the  two  instruments.
With  a  perfect  hedge,  the  value  of  the  combined
position remains unchanged for any change in the  price
of  the underlying asset.  With an imperfect hedge, the
value  of  the derivative instrument and its hedge  are
not perfectly correlated.  Correlation risk is the risk
that  there might be imperfect correlation, or even  no
correlation,  between price movements of an  instrument
and  price movements of investments being hedged.   For
example,  if the value of a derivative instrument  used
in a short hedge (such as writing a call option, buying
a  put option, or selling a futures contract) increased
by  less  than  the  decline in  value  of  the  hedged
investments,   the   hedge  would  not   be   perfectly
correlated.  Such a lack of correlation might occur due
to  factors  unrelated to the value of the  investments
being hedged, such as speculative or other pressures on
the markets in which these instruments are traded.  The
effectiveness  of hedges using instruments  on
indices
will  depend,  in  part, on the degree  of  correlation
between   price  movements  in  the  index  and   price
movements in the investments being hedged.

     (4)  Liquidity Risk.  Derivatives are also subject
to  liquidity risk.  Liquidity risk is the risk that  a
derivative  instrument cannot be sold, closed  out,  or
replaced  quickly at or very close to  its  fundamental
value.   Generally, exchange contracts are very  liquid
because  the exchange clearinghouse is the counterparty
of  every  contract.  OTC transactions are less  liquid
than  exchange-traded derivatives since they often  can
only  be  closed  out  with  the  other  party  to  the
transaction.  The Fund might be required by  applicable
regulatory  requirement to maintain assets as  "cover,"
maintain   segregated  accounts,  and/or  make   margin
payments   when   it  takes  positions  in   derivative
instruments  involving  obligations  to  third  parties
(i.e.,  instruments other than purchased options).   If
the  Fund is unable to close out its positions in  such
instruments,  it  might  be  required  to  continue  to
maintain  such assets or accounts or make such payments
until the position expired, matured, or is closed  out.
The  requirements  might impair the Fund's  ability  to
sell  a portfolio security or make an investment  at  a
time when it would otherwise be favorable to do so,  or
require  that the Fund sell a portfolio security  at  a
disadvantageous time.  The Fund's ability  to  sell  or
close  out  a  position  in  an  instrument  prior   to
expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position.
Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

     (5)   Legal Risk.  Legal risk is the risk of  loss
caused  by  the  legal unenforceability  of  a  party's
obligations  under  the  derivative.   While  a   party
seeking   price  certainty  agrees  to  surrender   the
potential  upside in exchange for downside  protection,
the  party  taking the risk is looking for  a  positive
payoff.   Despite this voluntary assumption of risk,  a
counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

     (6)     Systemic   or   "Interconnection"    Risk.
Interconnection risk is the risk that a  disruption  in
the  financial markets will cause difficulties for  all
market  participants.  In other words, a disruption  in
one  market will spill over into other markets, perhaps
creating a chain reaction.  Much of the OTC derivatives
market  takes  place among the OTC dealers  themselves,
thus  creating a large interconnected web of  financial
obligations.    This  interconnectedness   raises   the
possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

     General   Limitations.   The  use  of   derivative
instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures
Trading Commission ("CFTC").

     The  Corporation has filed a notice of eligibility
for   exclusion  from  the  definition  of   the   term
"commodity  pool  operator"  with  the  CFTC  and   the
National Futures Association, which regulate trading in
the  futures markets.  In accordance with Rule  4.5  of
the   regulations  under  the  CEA,   the   notice   of
eligibility for the Fund includes representations that the Fund will use futures contracts and related options solely for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold other positions in futures contracts and related options that do not qualify as a bona fide hedging position if the aggregate initial margin deposits and premiums required to establish these positions, less the amount by which any such futures contracts and related options positions are "in the money," do not exceed 5% of the Fund's net assets. To the extent the Fund were to engage in derivative transactions, it will limit such transactions to no more than 5% of its net assets.

     The  SEC  has identified certain trading practices
involving  derivative  instruments  that  involve   the
potential for leveraging the Fund's assets in a  manner
that  raises  issues under the 1940 Act.  In  order  to
limit  the  potential for the leveraging of the  Fund's
assets,  as  defined under the 1940 Act,  the  SEC  has
stated   that  the  Fund  may  use  coverage   or   the
segregation of the Fund's assets.  The Fund  will  also
set  aside  permissible liquid assets in  a  segregated
custodial account if required to do so by SEC and  CFTC
regulations.   Assets  used  as  cover  or  held  in  a
segregated account cannot be sold while the derivative position is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     In some cases the Fund may be required to maintain
or  limit  exposure  to a specified percentage  of  its
assets  to  a  particular asset class.  In such  cases,
when  the Fund uses a derivative instrument to increase
or  decrease exposure to an asset class and is required
by applicable SEC guidelines to set aside liquid assets
in a segregated account to secure its obligations under
the  derivative  instruments, the  Adviser  may,  where
reasonable  in  light  of  the  circumstances,  measure
compliance with the applicable percentage by  reference
to  the nature of the economic exposure created through
the  use  of  the  derivative  instrument  and  not  by
reference  to  the nature of the exposure arising  from
the  assets set aside in the segregated account (unless
another   interpretation  is  specified  by  applicable
regulatory requirements).

     Options.  The Fund may use options for any  lawful
purpose consistent with the Fund's investment objective
such   as   hedging  or  managing  risk  but  not   for
speculation.   An  option is a contract  in  which  the
"holder"  (the  buyer)  pays  a  certain  amount   (the
"premium")  to the "writer" (the seller) to obtain  the
right,  but not the obligation, to buy from the  writer
(in  a  "call") or sell to the writer (in  a  "put")  a
specific  asset  at an agreed upon price  (the  "strike
price" or "exercise price") at or before a certain time
(the  "expiration date").  The holder pays the  premium
at  inception and has no further financial  obligation.
The  holder  of  an option will benefit from  favorable
movements in the price of the underlying asset  but  is
not  exposed  to  corresponding losses due  to  adverse
movements  in the value of the underlying  asset.   The
writer  of an option will receive fees or premiums  but
is exposed to losses due to changes in the value of the
underlying asset.  The Fund may purchase (buy) or write
(sell)  put  and  call  options  on  assets,  such   as
securities,  currencies, commodities,  and  indices  of
debt  and  equity securities ("underlying assets")  and
enter  into closing transactions with respect  to  such
options  to  terminate an existing  position.   Options
used by the Fund may include European, American, and Bermuda style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option. If it is exercisable only at certain times, it is a "Bermuda" option.

     The  Fund may purchase (buy) and write (sell)  put
and  call  options and enter into closing  transactions
with  respect to such options to terminate an  existing
position.   The purchase of call options  serves  as  a
long hedge, and the purchase of put options serves as a
short  hedge.  Writing put or call options  can  enable
the  Fund  to enhance income by reason of the  premiums
paid  by  the purchaser of such options.  Writing  call
options   serves  as  a  limited  short  hedge  because
declines in the value of the hedged investment would be
offset  to  the  extent  of the  premium  received  for
writing   the   option.   However,  if   the   security
appreciates  to a price higher than the exercise  price
of  the call option, it can be expected that the option
will  be  exercised and the Fund will be  obligated  to
sell the security at less than its market value or will
be  obligated  to  purchase the  security  at  a  price
greater  than that at which the security must  be  sold
under the option.  All or a portion of any assets  used
as  cover for OTC options written by the Fund would  be
considered  illiquid  to  the  extent  described  under
"Investment    Policies   and   Techniques     Illiquid
Securities."  Writing put options serves as  a  limited
long hedge because increases in the value of the hedged
investment would be offset to the extent of the premium
received  for  writing  the option.   However,  if  the
security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions.

     The  Fund  may effectively terminate its right  or
obligation under an option by entering into  a  closing
transaction.   For example, the Fund may terminate  its
obligation under a call or put option that it had written by purchasing an identical call or put option;
this  is  known  as  a  closing  purchase  transaction.
Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The  Fund  may  purchase or write  both  exchange-
traded  and  OTC options.  Exchange-traded options  are
issued  by a clearing organization affiliated with  the
exchange on which the option is listed that, in effect,
guarantees  completion of every exchange-traded  option
transaction.   In contrast, OTC options  are  contracts
between the Fund and the other party to the transaction
("counterparty")  (usually a  securities  dealer  or  a
bank)  with no clearing organization guarantee.   Thus,
when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option.
Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     The  Fund's  ability to establish  and  close  out
positions  in  exchange-listed options depends  on  the
existence  of  a  liquid market.  The Fund  intends  to
purchase  or  write only those exchange-traded  options
for  which  there  appears to  be  a  liquid  secondary
market.  However, there can be no assurance that such a
market  will  exist  at any particular  time.   Closing
transactions  can  be  made for  OTC  options  only  by
negotiating  directly with the counterparty,  or  by  a
transaction in the secondary market if any such  market
exists.   Although the Fund will enter into OTC options
only  with  counterparties  that  are  expected  to  be
capable of entering into closing transactions with  the
Fund, there is no assurance that the Fund will in  fact
be able to close out an OTC option at a favorable price
prior to expiration.  In the event of insolvency of the
counterparty, the Fund might be unable to close out  an
OTC   option  position  at  any  time  prior   to   its
expiration.   If  the  Fund were  unable  to  effect  a
closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.

     The Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except the index options may serve as a hedge against overall fluctuations in the securities market in general.

     The  writing and purchasing of options is a highly
specialized    activity   that   involves    investment
techniques  and  risks different from those  associated
with   ordinary   portfolio  securities   transactions.
Imperfect   correlation   between   the   options   and
securities markets may detract from the effectiveness of attempted hedging.

     Spread  Transactions.  The  Fund  may  use  spread
transactions for any lawful purpose consistent with the
Fund's investment objective such as hedging or managing
risk,  but not for speculation.  The Fund may  purchase
covered  spread options from securities dealers.   Such
covered  spread  options  are not  presently  exchange-
listed  or exchange-traded.  The purchase of  a  spread
option  gives  the Fund the right to put,  or  sell,  a
security that it owns at a fixed dollar spread or fixed
yield  spread in relationship to another security  that
the  Fund  does  not  own,  but  which  is  used  as  a
benchmark.  The risk to the Fund in purchasing  covered
spread options is the cost of the premium paid for  the
spread  option and any transaction costs.  In addition,
there is no assurance that closing transactions will be
available.  The purchase of spread options will be used
to   protect  the  Fund  against  adverse  changes   in
prevailing  credit  quality spreads,  i.e.,  the  yield
spread   between   high  quality  and   lower   quality
securities.   Such protection is only  provided  during
the life of the spread option.

     Futures  Contracts.   The  Fund  may  use  futures
contracts  for any lawful purpose consistent  with  the
Fund's   investment  objective  such  as  hedging   and
managing  risk but not for speculation.  The  Fund  may
enter  into futures contracts, including interest rate,
index,  and  currency  futures.   The  Fund  may   also
purchase  put and call options, and write  covered  put
and call options, on futures in which it is allowed  to
invest.   The  purchase  of  futures  or  call  options
thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. The Fund's hedging may include purchases of futures as an offset against the effect of expected increases in currency exchange rates and securities prices and sales of futures as an offset against the effect of expected declines in currency exchange rates and securities prices.

     To  the extent required by regulatory authorities,
the  Fund  may  enter into futures contracts  that  are
traded   on   national  futures   exchanges   and   are
standardized   as  to  maturity  date  and   underlying
financial  instrument.  Futures exchanges  and  trading
are  regulated  under the CEA by  the  CFTC.   Although
techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure to market, currency, or interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     An interest rate futures contract provides for the
future sale by one party and purchase by another  party
of   a   specified  amount  of  a  specific   financial
instrument  (e.g.,  debt security) or  currency  for  a
specified price at a designated date, time, and  place.
An  index futures contract is an agreement pursuant  to
which the parties agree to
take or make delivery of  an
amount  of  cash  equal to the difference  between  the
value of the index at the close of the last trading day
of  the  contract  and the price  at  which  the  index
futures  contract was originally written.   Transaction
costs are incurred when a futures contract is bought or
sold and margin deposits must be maintained.  A futures
contract  may be satisfied by delivery or purchase,  as
the  case may be, of the instrument or the currency  or
by  payment  of  the change in the cash  value  of  the
index.  More commonly, futures contracts are closed out
prior  to  delivery  by  entering  into  an  offsetting
transaction  in a matching futures contract.   Although
the  value of an index might be a function of the value
of  certain specified securities, no physical  delivery
of   those  securities  is  made.   If  the  offsetting
purchase  price is less than the original  sale  price,
the  Fund  realizes  a gain; if it is  more,  the  Fund
realizes  a  loss.  Conversely, if the offsetting  sale
price  is  more than the original purchase  price,  the
Fund  realizes a gain; if it is less, the Fund realizes
a loss.  The transaction costs must also be included in
these   calculations.   There  can  be  no   assurance,
however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by the Fund upon entering into  a
futures  contract.   Instead, at  the  inception  of  a
futures contract, the Fund is required to deposit in  a
segregated account with its custodian, in the  name  of
the  futures  broker through whom the  transaction  was
effected,  "initial margin," consisting of  cash,  U.S.
government securities or other liquid, high-grade  debt
obligations,  in an amount generally equal  to  10%  or
less  of  the  contract value.   Margin  must  also  be
deposited  when  writing a call  or  put  option  on  a
futures   contract,  in  accordance   with   applicable
exchange    rules.    Unlike   margin   in   securities
transaction,  initial margin on futures contracts  does
not  represent a borrowing, but rather is in the nature
of  a  performance bond or good-faith deposit  that  is
returned  to  the  Fund  at  the  termination  of   the
transaction  if all contractual obligations  have  been
satisfied.   Under  certain  circumstances,   such   as
periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to
and  from the futures broker daily as the value of  the
futures position varies, a process known as "marking to
market."   Variation margin does not involve borrowing,
but  rather represents a daily settlement of the Fund's
obligations to or from a futures broker.  When the Fund
purchases an option on a future, the premium paid  plus
transaction costs is all that is at risk.  In contrast,
when the Fund purchases or sells a futures contract  or
writes  a call or put option thereon, it is subject  to
daily  variation margin calls that could be substantial
in  the event of adverse price movements.  If the  Fund
has  insufficient  cash to meet daily variation  margin
requirements,  it might need to sell  securities  at  a
time  when  such sales are disadvantageous.  Purchasers
and sellers of futures positions and options on futures
can  enter  into  offsetting  closing  transactions  by
selling  or  purchasing,  respectively,  an  instrument
identical to the instrument held or written.  Positions
in futures and options on futures may be closed only on
an exchange or board of trade that provides a secondary
market.    The  Fund  intends  to  enter  into  futures
transactions only on exchanges or boards of trade where
there   appears  to  be  a  liquid  secondary   market.
However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.
The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain certain liquid securities in a segregated account.

     Certain  characteristics  of  the  futures  market
might increase the risk that movements in the prices of
futures contracts or options on futures contracts might
not correlate perfectly with movements in the prices of
the   investments  being  hedged.   For  example,   all
participants  in  the futures and  options  on  futures
contracts markets are subject to daily variation margin
calls  and  might be compelled to liquidate futures  or
options on futures contracts positions
whose prices are
moving  unfavorably to avoid being subject  to  further
calls.   These  liquidations could increase  the  price
volatility  of the instruments and distort  the  normal
price  relationship between the futures or options  and
the  investments  being hedged.  Also, because  initial
margin deposit requirements in the futures markets  are
less onerous than margin requirements in the securities
markets,  there  might  be increased  participation  by
speculators  in the future markets.  This participation
also  might  cause  temporary  price  distortions.   In
addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.

     Foreign  Currencies.  The Fund  may  purchase  and
sell  foreign  currency on a spot basis,  and  may  use
currency-related   derivatives  instruments   such   as
options  on  foreign  currencies,  futures  on  foreign
currencies,  options on futures on  foreign  currencies
and forward currency contracts (i.e., an obligation  to
purchase  or  sell a specific currency at  a  specified
future date, which may be any fixed number of days from
the  contract  date agreed upon by the  parties,  at  a
price  set  at the time the contract is entered  into).
The  Fund may use these instruments for hedging or  any
other  lawful  purpose consistent with  its  investment
objective,  including transaction hedging, anticipatory
hedging,  cross  hedging, proxy hedging,  and  position
hedging.  The Fund's use of currency-related derivative
instruments  will  be directly related  to  the  Fund's
current  or anticipated portfolio securities,  and  the
Fund  may  engage  in transactions in  currency-related
derivative  instruments as a means to  protect  against
some  or  all  of  the  effects of adverse  changes  in
foreign   currency  exchange  rates  on  its  portfolio
investments.  In general, if the currency  in  which  a
portfolio investment is denominated appreciates against
the  U.S. dollar, the dollar value of the security will
increase.   Conversely, a decline in the exchange  rate
of the currency would adversely effect the value of the portfolio investment expressed in U.S. dollars.

     For  example,  the Fund might use currency-related
derivative instruments to "lock in" a U.S. dollar price
for  a portfolio investment, thereby enabling the  Fund
to  protect  itself against a possible  loss  resulting
from an adverse change in the relationship between  the
U.S. dollar and the subject foreign currency during the
period  between the date the security is  purchased  or
sold and the date on which payment is made or received.
The  Fund  also  might use currency-related  derivative
instruments when the Adviser believes that one currency
may  experience a substantial movement against  another
currency,  including the U.S. dollar, and  it  may  use
currency-related derivative instruments to sell or  buy
the    amount   of   the   former   foreign   currency,
approximating  the value of some or all of  the  Fund's
portfolio   securities  denominated  in  such   foreign
currency.  Alternatively, where appropriate,  the  Fund
may  use  currency-related  derivative  instruments  to
hedge  all  or  part  of its foreign currency  exposure
through  the use of a basket of currencies or  a  proxy
currency  where such currency or currencies act  as  an
effective proxy for other currencies.  The use of  this
basket  hedging  technique may be  more  efficient  and
economical   than   using   separate   currency-related
derivative instruments for each currency exposure held by the Fund. Furthermore, currency-related derivative instruments may be used for short hedges - for example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     In  addition,  the Fund may use a currency-related
derivative  instrument  to shift  exposure  to  foreign
currency  fluctuations  from  one  foreign  country  to
another foreign country where the Adviser believes that
the foreign currency exposure purchased will appreciate
relative to the U.S. dollar and thus better protect the
Fund  against  the  expected  decline  in  the  foreign
currency exposure sold.  For example, if the Fund  owns
securities  denominated in a foreign currency  and  the
Adviser  believes that currency will decline, it  might
enter  into  a forward contract to sell an  appropriate
amount  of the first foreign currency, with payment  to
be  made  in a second foreign currency that the Adviser
believes  would  better protect the  Fund  against  the
decline in the first security than would a U.S.  dollar
exposure.   Hedging transactions that use  two  foreign
currencies are sometimes referred to as "cross hedges."
The   effective  use  of  currency-related   derivative
instruments  by the Fund in a cross hedge is  dependent
upon  a correlation between price movements of the  two
currency   instruments  and  the  underlying   security
involved,  and the use of two currencies magnifies  the
risk that movements in the price of one instrument  may
not  correlate  or may correlate unfavorably  with  the
foreign   currency  being  hedged.   Such  a  lack   of
correlation might occur due to factors unrelated to the value of the currency instruments used or investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

     The  Fund also might seek to hedge against changes
in  the  value of a particular currency when no hedging
instruments  on  that currency are  available  or  such
hedging  instruments  are more expensive  than  certain
other hedging
instruments.  In such cases, the Fund may
hedge  against  price  movements in  that  currency  by
entering   into   transactions  using  currency-related
derivative instruments on another foreign currency or a
basket  of currencies, the values of which the  Adviser
believes   will   have  a  high  degree   of   positive
correlation to the value of the currency being  hedged.
The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The use of currency-related derivative instruments
by  the Fund involves a number of risks.  The value  of
currency-related derivative instruments depends on  the
value  of the underlying currency relative to the  U.S.
dollar.     Because   foreign   currency   transactions
occurring   in  the  interbank  market  might   involve
substantially larger amounts than those involved in the
use  of such derivative instruments, the Fund could  be
disadvantaged by having to deal in the odd  lot  market
(generally consisting of transactions of less  than  $1
million) for the underlying foreign currencies at prices that are less favorable than for round lots
(generally consisting of transactions of greater than $1 million).

     There  is  no  systematic reporting of  last  sale
information   for   currencies   or   any    regulatory
requirement  that quotations available through  dealers
or  other market sources be firm or revised on a timely
basis.     Quotation    information    generally     is
representative  of  very  large  transactions  in   the
interbank  market  and thus might not  reflect  odd-lot
transactions where rates might be less favorable.   The
interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they re-open.

     Settlement  of  transactions  in  currency-related
derivative instruments might be required to take  place
within  the  country  issuing the underlying  currency.
Thus,  the  Fund  might be required to accept  or  make
delivery   of   the  underlying  foreign  currency   in
accordance   with  any  U.S.  or  foreign   regulations
regarding   the   maintenance   of   foreign    banking
arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     When  the  Fund  engages in  a  transaction  in  a
currency-related derivative instrument,  it  relies  on
the  counterparty  to  make or  take  delivery  of  the
underlying currency at the maturity of the contract  or
otherwise  complete the contract.  In other words,  the
Fund will be subject to the risk that it may sustain  a
loss as a result of the failure of the counterparty  to
comply   with  the  terms  of  the  transaction.    The
counterparty  risk for exchange-traded  instruments  is
generally  less  than for privately-negotiated  or  OTC
currency   instruments,  since  generally  a   clearing
agency,  which  is the issuer or counterparty  to  each
instrument,  provides a guarantee of performance.   For
privately-negotiated instruments, there is  no  similar
clearing  agency  guarantee.  In all transactions,  the
Fund  will  bear  the risk that the  counterparty  will
default,  and  this  could result  in  a  loss  of  the
expected benefit of the transaction and possibly  other
losses   to  the  Fund.   The  Fund  will  enter   into
transactions in currency-related derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

     Purchasers   and   sellers   of   currency-related
derivative   instruments  may  enter  into   offsetting
closing   transactions   by  selling   or   purchasing,
respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will, in fact, be able to close out a forward currency contract (or any other currency-related derivative instrument) at a time and price favorable to the Fund. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In the case of an exchange-traded instrument, the Fund will be able to close the position out only on an exchange which provides a market for the instruments. The ability to establish and close out positions on an exchange is subject to the maintenance of a liquid market, and there can be no assurance that a liquid market will exist for any instrument at any specific time. In the case of a privately-negotiated instrument, the Fund will be able to realize the value of the instrument only by entering into a closing transaction with the issuer or finding a third party buyer for the instrument. While the Fund will enter into privately-negotiated transactions only with entities who are expected to be capable of entering into a closing transaction, there can be no assurance that the Fund will, in fact, be able to enter into such closing transactions.

     The    precise    matching   of   currency-related
derivative  instrument amounts and  the  value  of  the
portfolio  securities involved generally  will  not  be
possible because the value of such securities, measured
in the foreign currency, will change after the currency-
related   derivative  instrument  position   has   been
established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Permissible foreign currency options will  include
options  traded primarily in the OTC market.   Although
options on foreign currencies are traded primarily in the OTC market, the Fund will normally purchase or sell
OTC options on foreign currency only when the Adviser reasonably believes a liquid secondary market will exist for a particular option at any specific time.

     There  will  be a cost to the Fund of engaging  in
transactions in currency-related derivative instruments
that  will  vary with factors such as the  contract  or
currency  involved, the length of the  contract  period
and  the  market conditions then prevailing.  In  using
these  instruments, the Fund may have to pay a  fee  or
commission  or,  in  cases where  the  instruments  are
entered  into  on  a principal basis, foreign  exchange
dealers  or other counterparties will realize a  profit
based  on the difference ("spread") between the  prices
at   which   they   are  buying  and  selling   various
currencies. Thus, for example, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     When required by the SEC guidelines, the Fund will set aside permissible liquid assets in segregated accounts or otherwise cover its potential obligations under currency-related derivatives instruments. To the extent the Fund's assets are so set aside, they cannot be sold while the corresponding currency position is open, unless they are replaced with similar assets. As a result, if a large portion of the Fund's assets are so set aside, this could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     The  Adviser's decision to engage in a transaction
in  a particular currency-related derivative instrument
will   reflect   the   Adviser's  judgment   that   the
transaction  will  provide value to the  Fund  and  its
shareholders   and  is  consistent  with   the   Fund's
objectives  and policies.  In making such  a  judgment,
the  Adviser will analyze the benefits and risks of the
transaction and weigh them in the context of the Fund's
entire portfolio and objectives.  The effectiveness  of
any   transaction  in  a  currency-related   derivative
instrument  is  dependent  on  a  variety  of  factors,
including   the   Adviser's  skill  in  analyzing   and
predicting  currency  values  and  upon  a  correlation
between price movements of the currency instrument  and
the  underlying  security.  There  might  be  imperfect
correlation,  or  even  no correlation,  between  price
movements  of  an  instrument and  price  movements  of
investments  being hedged.  Such a lack of  correlation
might  occur due to factors unrelated to the  value  of
the  investments being hedged, such as  speculative  or
other   pressures  on  the  markets  in   which   these
instruments are traded.  In addition, the Fund's use of
currency-related  derivative  instruments   is   always
subject to the risk that the currency in question could be devalued by the foreign government. In such a case, any long currency positions would decline in value and could adversely affect any hedging position maintained by the Fund.

     The  Fund's dealing in currency-related derivative
instruments   will   generally  be   limited   to   the
transactions  described  above.   However,   the   Fund
reserves the right to use currency-related derivatives instruments for different purposes and under different circumstances. Of course, the Fund is not required to use currency-related derivatives instruments and will not do so unless deemed appropriate by the Adviser. It should also be realized that use of these instruments does not eliminate, or protect against, price movements in the Fund's securities that are attributable to other
(i.e., non-currency related) causes. Moreover, while the use of currency-related derivatives instruments may reduce the risk of loss due to a decline in the value of a hedged currency, at the same time the use of these instruments tends to limit any potential gain which may result from an increase in the value of that currency.

     Additional  Derivative Instruments and Strategies.
In   addition   to   the  derivative  instruments   and
strategies  described  above, the  Adviser  expects  to
discover  additional derivative instruments  and  other
hedging or risk management techniques.  The Adviser may
utilize these new derivative instruments and techniques
to  the extent that they are consistent with the Fund's
investment  objective  and  permitted  by  the   Fund's
investment   limitations,   operating   policies,   and
applicable regulatory authorities.

Depositary Receipts

     The  Fund  may  invest  in foreign  securities  by
purchasing  depositary  receipts,  including   American
Depositary  Receipts  ("ADRs") and European  Depositary
Receipts ("EDRs") or other securities convertible  into
securities  or  issuers  based  in  foreign  countries.
These securities may not necessarily be denominated  in
the same currency as the securities into which they may
be converted.  Generally, ADRs, in registered form, are
denominated in U.S. dollars and are designed for use in
the  U.S.  securities markets, while  EDRs,  in  bearer
form,  may be denominated in other currencies  and  are
designed for use in European securities markets.   ADRs
are  receipts typically issued by a U.S. Bank or  trust
company   evidencing  ownership   of   the   underlying
securities.   EDRs are European receipts  evidencing  a
similar  arrangement.   For  purposes  of  the   Fund's
investment policies, ADRs and EDRs are deemed  to  have
the  same  classification as the underlying  securities
they  represent.   Thus,  an ADR  or  EDR  representing
ownership of common stock will be treated as common stock.

     ADR   facilities  may  be  established  as  either
"unsponsored" or "sponsored."  While ADRs issued  under
these  two  types  of facilities are in  some  respects
similar,  there are distinctions between them  relating
to  the  rights and obligations of ADR holders and  the
practices of market participants.  For example, a  non-
sponsored   depositary  may  not   provide   the   same
shareholder information that a sponsored depositary  is
required  to provide under its contractual arrangements
with   the   issuer,   including   reliable   financial
statements.    Under  the  terms  of   most   sponsored
arrangements, depositories agree to distribute  notices
of shareholder meetings and voting instructions, and to
provide    shareholder   communications    and    other
information to the ADR holders at the request of the issuer of the deposited securities.

Warrants

     The  Fund  may invest in warrants, valued  at  the
lower  of cost or market value, if, after giving effect
thereto,  not  more than 5% of its net assets  will  be
invested  in  warrants other than warrants acquired  in
units  or  attached to other securities.  Warrants  are
options  to  purchase equity securities at  a  specific
price  for  a  specific period of time.   They  do  not
represent  ownership  of the securities  but  only  the
right  to  buy them.  Investing in warrants  is  purely
speculative in that they have no voting rights, pay  no
dividends and have no rights with respect to the assets
of  the  corporation issuing them.   In  addition,  the
value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales Against the Box

     The Fund may sell securities short against the box to hedge unrealized gains on portfolio securities.
Selling securities short against the box involves selling a security that the Fund owns or has the right to acquire, for delivery at a specified date in the future. If the Fund sells securities short against the box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

Borrowing

      The Fund is authorized to borrow money from banks
and   make   other  investments  or  engage  in   other
transactions permissible under the 1940 Act  which  may
be  considered a borrowing (such as reverse  repurchase
agreements), provided that the amount borrowed may  not
exceed  33 1/3% of the value of the Fund's net  assets.
The Fund's borrowings create an opportunity for greater
return   to  the  Fund  and,  ultimately,  the   Fund's
shareholders, but at the same time increase exposure to
losses.   In addition, interest payments and fees  paid
by  the Fund on any borrowings may offset or exceed the
return  earned  on borrowed funds.  The Fund  currently
intends   to   borrow   money   only   for   temporary,
extraordinary or emergency purposes.

Lending Portfolio Securities

      The  Fund  may lend portfolio securities  with  a
value  not exceeding 33 1/3% of the Fund's total assets
to  brokers  or  dealers, banks or other  institutional
borrowers  of securities as a means of earning  income.
In  return, the Fund will receive collateral in cash or
money  market  instruments.  Such  collateral  will  be
maintained at all times in an amount equal to at  least
100%   of  the  current  market  value  of  the  loaned
securities.  The purpose of such securities
lending  is
to  permit  the  borrower to use  such  securities  for
delivery  to  purchasers when such  borrower  has  sold
short.    The   Fund  will  continue  to  receive   the
equivalent  of the interest or dividends  paid  by  the
issuer  of the securities lent, and the Fund  may  also
receive interest on the investment of collateral, or  a
fee  from  the borrower as compensation for  the  loan.
The    Fund   may   pay   reasonable   custodial    and
administrative fees in connection with the  loan.   The
Fund  will retain the right to call, upon notice,  lent
securities.   While there may be delays in recovery  or
even a loss of right in collateral should the borrower fail financially, the Fund's investment adviser will review the credit worthiness of the entities to which such loans are made to evaluate those risks. Although the Fund is authorized to lend securities, the Fund does not presently intend to engage in lending.

Concentration

      The  Fund  has  adopted a fundamental  investment
policy  which  prohibits the Fund from  investing  more
than  25%  of its assets in the securities of companies
in  any  one  industry.  An industry is  defined  as  a
business-line  subsector  of  a  stock-market   sector.
While  the  Fund may be heavily invested  in  a  single
market  sector  like  technology or  health  care,  for
example, it will not invest more than 25% of its assets
in  securities  of  companies in any  one  industry  or
subsector.  Technology industries or subsectors include
networking,        telecommunications,        software,
semiconductors,  and voice-processing  business  lines.
Health care industries or subsectors include medical devices and information systems business lines.


DIRECTORS AND OFFICERS

      Under the laws of the State of Wisconsin, the Board of Directors of the Fund is responsible for managing the Fund's business and affairs.

      The  directors and officers of the Fund, together
with   information  as  to  their  principal   business
occupations  during  the last  five  years,  and  other
information,  are  shown  below.   Each  director   and
officer who is deemed an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

      *Donald F. Sieger, age ______.  Mr. Sieger  is  a
Director of the Fund.  Since 19___, Mr. Sieger has been
employed   by  North  Central  Trust  Company   ("North
Central")  and  currently  serves  as  a  Senior   Vice
President specializing in estate planning and business services.

      *Darwin F. Isaacson, age _____. Mr. Isaacson is the Treasurer and a Director of the Fund. Since 1991, Mr. Isaacson has been employed by North Central and currently serves as a Vice President in the estate and financial planning area.

      *Steven  J. Hulme, age _____.  Mr. Hulme  is  the
President, Secretary and portfolio manager of the Fund.
Since 1993, Mr. Hulme has served as Vice President  and
head  of  North  Central's investment division,  during
which  time  he  has managed the collective  investment
fund  and the common trust fund for which North Central
serves  as  trustee.   He  is  also  the  President,  a
Director  and  a Class B Member of La Crosse  Advisers,
L.L.C.   Mr.  Hulme  received his undergraduate  degree
from  the  University of Nebraska and his MBA from  the
University  of  Chicago.   Mr.  Hulme  is  a  Chartered
Financial Analyst.

      The  address of each director and officer is  311
Main Street, La Crosse, Wisconsin  54602.

      As of December 1, 1998, officers and directors of the Fund beneficially owned none of the shares of the Fund's then outstanding shares.

      Directors and officers of the Fund who  are  also
officers, directors, or employees of the Adviser do not
receive  any remuneration from the Fund for serving  as
directors or officers.  Accordingly, neither Mr. Sieger
nor Mr. Isaacson receive any remuneration from the Fund
for   their  services  as  directors  and/or  officers.
However, Messrs. _______________, ________________  and
_____________________ receive the following fees for their services as directors of the Fund:

     Name            Cash             Other           Total
                Compensation(1)   Compensation


__________

(1)Each  director  who  is  not deemed  an  "interested
   person"  of  the Fund, as defined in the  1940  Act,
   will  receive $________ for each Board of  Directors
   meeting  attended  by such person,  a  $_______  per
   fiscal  year  stipend  if  all  such  meetings   are
   attended,  and reimbursement of reasonable  expenses
   incurred   in  connection  therewith.    The   Board
   expects  to  hold four meetings during fiscal  1999.
   Thus,  each  disinterested  director  would  receive
   $________   during  such  time   period   from   the
   Corporation, plus reasonable expenses.


PRINCIPAL SHAREHOLDERS

      As of December 1, 1998, the following persons owned of record or are known by the Fund to own beneficially 5% or more of the outstanding shares of the Fund:


     Name and Address              Number of      Percentage
                                    Shares

     La Crosse                       10,000           100%
     Advisers, L.L.C.
     311 Main Street
     La Crosse, Wisconsin  54602


      Based on the foregoing, as of December 1, 1998, the Adviser owned a controlling interest in the Fund.
Shareholders with a controlling interest could effect the outcome of proxy voting or the direction of management of the Fund. The amount of fund shares owned by Fund directors and officers as a group is less than 1% of the outstanding shares of the Fund.

      The  initial investors in the Fund  will  be  the
collective  investment fund and the common  trust  fund
(the  "Trust  Funds")  for which  North  Central  Trust
Company,  the  parent  company of the  Adviser  ("North
Central"), serves as trustee.  The ownership that  will
result  from  the conversion of the Trust  Funds  based
upon   present   holdings  in   and   commitments   for
participations in the Trust Funds is expected to be as follows:


     Name and           Number of        Percentage
     Address              Shares




INVESTMENT ADVISER

      La Crosse Advisers, L.L.C. (the "Adviser") is the
investment  adviser  to the Fund.   The  Adviser  is  a
subsidiary of North Central, a state-chartered trust company bank.

     The investment advisory agreement between the Fund
and  the  Adviser dated as of ____________,  1998  (the
"Advisory Agreement") has an initial term of two  years
and  thereafter is required to be approved annually  by
the  Board  of Directors of the Fund or by  vote  of  a
majority  of  the Fund's outstanding voting securities.
Each  annual renewal must also be approved by the  vote
of  a majority of the directors who are not parties  to
the  Advisory  Agreement or interested persons  of  any
such  party ("disinterested directors"), cast in person
at  a  meeting called for
the purpose of voting on such
approval.   The  Advisory  Agreement  was  approved  on
_______________, 1998 by the full Board of Directors, a
majority of the disinterested directors and the initial
shareholder  of  the Fund.  The Advisory  Agreement  is
terminable  without penalty on 60 days' written  notice
by the Board of Directors, by vote of a majority of the
Fund's   outstanding  voting  securities,  or  by   the
Adviser, and will terminate automatically in the event of its assignment.

      Under  the  terms of the Advisory Agreement,  the
Adviser  manages  the Fund's investments  and  business
affairs,  subject to the supervision of  the  Board  of
Directors.  At its expense, the Adviser provides office
space  and  all necessary office facilities, equipment,
and personnel for managing the investments of the Fund.
As  compensation for its services, the Corporation pays
the  Adviser  an annual management fee of .75%  of  the
Fund's  average daily net assets.  The advisory fee  is
accrued  daily  and  paid monthly.  The  organizational
expenses    are    estimated   to   be    approximately
$_______________.

      For the fiscal year ending December 31, 1999, the
Adviser has agreed to waive its management fees  and/or
reimburse  the Fund's operating expenses to the  extent
necessary  to  ensure that the total  annual  operating
expenses for the Fund will not exceed 1.00% of  average
daily  net  assets.  After such date, the  Adviser  may
from time to time voluntarily waive all or a portion of
its  fee  and/or  absorb expenses for  the  Fund.   Any
waiver of fees or reimbursement of expenses will be made on a monthly basis and, with respect to the latter, will be paid to the Fund by reduction of the Adviser's fee. Any such waiver and/or reimbursement is subject to later adjustment during the term of the Advisory Agreement to allow the Adviser to recoup amounts waived and/or reimbursed to the extent actual fees and expenses are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a maximum period of three years from the date such amount was waived or reimbursed.


FUND TRANSACTIONS AND BROKERAGE

      Under  the  Advisory Agreement,  the  Adviser  is
responsible  for  decisions to buy and sell  securities
for  the  Fund  and  for the placement  of  the  Fund's
securities business, the negotiation of the commissions
to  be paid on such transactions, and the allocation of
portfolio  brokerage and principal business.  Purchases
may  be  made  from brokers, dealers and, on  occasion,
issuers.   The  purchase price of securities  purchased
from  a  broker  or dealer may include commissions  and
dealer  spreads.   The Fund may also  pay  mark-ups  on
principal transactions.

      In  executing transactions on behalf of the Fund,
the   Adviser  has  no  obligation  to  deal  with  any
particular broker or dealer.  Rather, the Adviser seeks
to obtain the best execution at the best security price
available with respect to each transaction.   The  best
price  means the best net price without regard  to  the
mix  between purchase or sale price and commission,  if
any.   While  the Adviser seeks reasonably  competitive
commission rates, the Fund does not necessarily pay the
lowest   available   commission.   Brokerage   may   be
allocated based on the sale of the Fund's shares where best execution and price may be obtained from more than one broker or dealer.

      Section 28(e) of the Securities Exchange  Act  of
1934,   as   amended  ("Section  28(e)"),  permits   an
investment  adviser,  under certain  circumstances,  to
cause an account to pay a broker or dealer who supplies
brokerage  and  research  services  a  commission   for
effecting  a  transaction in excess of  the  amount  of
commission another broker or dealer would have  charged
for  effecting the transaction.  Brokerage and research
services include (i) furnishing advice as to the  value
of   securities,   the   advisability   of   investing,
purchasing, or selling securities, and the availability
of  securities or purchasers or sellers of  securities;
(ii)   furnishing   analyses  and  reports   concerning
issuers,   industries,  sectors,  securities,  economic
factors   and  trends,  portfolio  strategy,  and   the
performance of accounts; and (iii) effecting securities
transactions   and   performing  functions   incidental
thereto (such as clearance, settlement, and custody).

      In  selecting  brokers or  dealers,  the  Adviser
considers  investment and market information and  other
research, such as economic, securities, and performance
measurement  research  provided  by  such  brokers   or
dealers  and  the quality and reliability of  brokerage
services,  including execution capability, performance,
and   financial   responsibility.    Accordingly,   the
commissions charged by any such broker or dealer may be
greater  than the amount another firm
might  charge  if
the Adviser determines in good faith that the amount of
such commissions is reasonable in relation to the value
of  the  research  information and  brokerage  services
provided  by  such broker or dealer to the  Fund.   The
Adviser believes that the research information received
in  this  manner  provides the Fund  with  benefits  by
supplementing the research otherwise available  to  the
Fund.   Such  higher commissions will not, however,  be
paid by the Fund unless (i) the Adviser determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction or in terms of the Adviser's overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion; (ii) such payment is made in compliance with the provisions of
Section 28(e) and other applicable state and federal laws; and (iii) in the opinion of the Adviser, the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

       The   Adviser  [places]  [may  place]  portfolio
transactions for other advisory accounts in addition to
the Fund.  Research services furnished by firms through
which the Fund effects its securities transactions  may
be  used  by  the  Adviser  in  servicing  all  of  its
accounts; that is, not all of such services may be used
by  the  Adviser  in  connection with  the  Fund.   The
Adviser   believes  it  is  not  possible  to   measure
separately the benefits from research services received
by each of the accounts (including the Fund) managed by
it.   Because  the  volume and nature  of  the  trading
activities of the accounts are not uniform, the  amount
of  commissions in excess of those charged  by  another
broker or dealer paid by each account for brokerage and
research  services  will vary.   However,  the  Adviser
believes  that  such  costs to the  Fund  will  not  be
disproportionate to the benefits received by  the  Fund
on  a  continuing basis.  The Adviser seeks to allocate
portfolio  transactions equitably  whenever  concurrent
decisions  are  made to purchase or sell securities  by
the  Fund and another advisory account.  In some cases,
this  procedure  could have an adverse  effect  on  the
price  or  the  amount of securities available  to  the
Fund.   There  can  be no assurance that  a  particular
purchase or sale opportunity will be allocated to the Fund. In making such allocations between the Fund and other advisory accounts, certain factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.


CUSTODIAN

      As custodian of the Fund's assets, North Central,
the  parent company of the Adviser, has custody of  all
securities and cash of the Fund, delivers and  receives
payment  for  portfolio securities sold,  receives  and
pays   for  portfolio  securities  purchased,  collects
income  from  investments, if any, and  performs  other
duties,  all  as  directed  by  the  officers  of   the
Corporation.  [describe basis for remuneration]


TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

      Sunstone  Investor Services, LLC  (the  "Transfer
Agent"), 207 East Buffalo Street, Suite 315, Milwaukee,
Wisconsin 53202-5712, serves as the transfer agent and dividend-disbursing agent for the Fund.

     From  time to time, the Corporation, on behalf  of
the  Fund,  directly or indirectly through arrangements
with the Adviser, the Distributor (as defined below) or
the  Transfer  Agent, may pay amounts to third  parties
that  provide  transfer agent type services  and  other
administrative services relating to the Fund to persons
who  beneficially have interests in the Fund,  such  as
participants  in  401(k)  plans.   These  services  may
include,  among other things, sub-accounting  services,
transfer  agent  type  activities, answering  inquiries
relating  to  the Fund, transmitting proxy  statements,
annual    reports,    updated    prospectuses,    other
communications regarding the Fund and related  services
as   the  Fund  or  beneficial  owners  may  reasonably
request.   In  such cases, the Fund will not  pay  fees
based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying the Transfer Agent for providing these services to the Fund's shareholders.

ADMINISTRATOR AND FUND ACCOUNTANT

       Sunstone   Financial  Group,   Inc.   ("Sunstone
Financial") provides administrative and fund accounting
services to the Fund pursuant to an administration  and
fund accounting agreement dated as of ________________,
1998  (the  "Administrative  Agreement").   Under   the
Administrative Agreement, Sunstone Financial calculates
the  daily net asset value of the shares; prepares  and
files  all federal and state tax returns; oversees  the
Fund's  insurance  relationships; participates  in  the
preparation    of   registration   statements,    proxy
statements  and  reports; prepares  compliance  filings
relating  to  the  registration of  the  Fund's  shares
pursuant  to state securities laws; compiles  data  for
and  prepares  notices to the SEC;  prepares  financial
statements for annual and semi-annual reports; monitors
the  Fund's  expense  accruals and performs  securities
valuations;   monitors  compliance  with   the   Fund's
investment policies; and generally assists in the Fund's administrative operations. For the foregoing services, Sunstone Financial receives from the Fund a fee, computed daily and payable monthly based on the average net asset value of the Fund, at the annual rate of ______________________________, subject to an annual minimum of $___________, plus out-of-pocket expenses.


DISTRIBUTOR

       Under  a  distribution  agreement  dated  as  of
___________________,    1998     (the     "Distribution
Agreement"), Sunstone Distribution Services,  LLC  (the
"Distributor")  acts as principal  distributor  of  the
Fund's  shares.  Under the Distribution Agreement,  the
Distributor  shall  offer  shares  of  the  Fund  on  a
continuous  basis  and may engage  in  advertising  and
solicitation  activities in connection therewith.   The
Distributor is not obligated to sell any certain number of shares of the Fund. The Distributor's principal business address is 207 East Buffalo Street, Suite 315,
Milwaukee, Wisconsin  53202.


FINANCIAL INTERMEDIARIES

      If  you  purchase or redeem shares  of  the  Fund
through  a  financial intermediary (such as  a  broker-
dealer), certain features of the Fund relating to  such
transactions  may not be available or may be  modified.
In  addition, certain operational policies of the Fund,
including  those  related  to settlement  and  dividend
accrual,  may  vary  from those  applicable  to  direct
shareholders   of   the  Fund  and   may   vary   among
intermediaries.   You  should  consult  your  financial
intermediary  for  more  information  regarding   these
matters.    Refer  to  "Transfer  Agent  and  Dividend-
Disbursing  Agent"  for information  regarding  certain
fees    paid    by   the   Corporation   to   financial
intermediaries.   Certain financial intermediaries  may
charge you an advisory, transaction or other fee for their services. You will not be charged for such fees if you purchase or redeem your Fund shares directly from the Fund without the intervention of a financial intermediary.


PURCHASE AND PRICING OF SHARES

     Shares of the Fund are offered to the public at the net asset value per share next computed after the time a properly completed purchase application and funds are received by the Transfer Agent.

     The net asset value per share is determined as of the close of trading (generally 4:00 p.m., Eastern
Time) on each day the New York Stock Exchange ("NYSE") is open for business. Purchase orders and redemption requests received on a day the NYSE is open for trading, prior to the close of trading on that day, will be valued as of the close of trading on that day.
Applications for the purchase of shares and requests for the redemption of shares received after the close of trading on the NYSE will be valued as of the close of trading on the next day the NYSE is open. The Fund is not required to calculate its net asset value on days during which the Fund receives no orders to purchase or redeem shares. Net asset value per share is calculated by taking the fair value of the total assets of the Fund, including interest or dividends accrued, but not yet collected, less all liabilities, and dividing by the total number of shares outstanding of the Fund. The result, rounded to the nearest cent, is the net asset value per share.

     In  determining  net  asset  value,  expenses  are
accrued  and  applied  daily and securities  and  other
assets  for  which market quotations are available  are
valued  at fair value.  Common stocks and other equity-
type  securities are valued at the last sales price  on
the  national  securities exchange or NASDAQ  on  which
such   securities   are  primarily   traded,   however,
securities traded on a national securities exchange  or
NASDAQ for which there were no transactions on a  given
day, and securities not listed on a national securities
exchange  or NASDAQ, are valued at the average  of  the
most  recent  bid and asked prices.  Any securities  or
other  assets  for  which  market  quotations  are  not
readily   available  are  valued  at  fair   value   as
determined  in good faith by the Board of Directors  of
the  Fund or its delegate.  The Board of Directors  may
approve the use of pricing services to assist the  Fund
in  the  determination of net asset value.   All  money
market instruments held by the Fund will be valued on an amortized cost basis.


TAXATION OF THE FUND

     The Fund intends to qualify annually for treatment
as a "regulated investment company" under Subchapter  M
of  the Internal Revenue Code of 1986, as amended, and,
if  so qualified, will not be liable for federal income
taxes  to  the  extent  earnings  are  distributed   to
shareholders on a timely basis.  In the event the  Fund
fails  to  qualify as a "regulated investment company,"
it will be treated as a regular corporation for federal
income  tax purposes.  Accordingly, the Fund  would  be
subject  to  federal income taxes and any distributions
that  it  makes would be taxable and non-deductible  by
the Fund.  What this means for shareholders of the Fund
is  that  the  cost  of investing  in  the  Fund  would
increase.  Under these circumstances, it would be  more
economical  for  shareholders  to  invest  directly  in
securities  held  by  the  Fund,  rather  than   invest
indirectly in such securities through the Fund.


PERFORMANCE INFORMATION

     The Fund's historical performance or return may be
shown  in  the  form  of  various performance  figures,
including  average annual total return,  total  return,
and  cumulative  total return.  The Fund's  performance
figures  are based upon historical results and are  not
necessarily   representative  of  future   performance.
Factors   affecting  the  Fund's  performance   include
general    market   conditions,   operating   expenses,
investment  management,  and the  imposition  of  sales
charges.   Any additional fees charged by a  dealer  or
other financial services firm would reduce the returns described in this section.

Total Return

     Average  annual  total  return  and  total  return
figures   measure   both  the  net  investment   income
generated  by,  and  the effect  of  any  realized  and
unrealized   appreciation  or  depreciation   of,   the
underlying  investments of the Fund  over  a  specified
period  of  time,  assuming  the  reinvestment  of  all
dividends  and  distributions.   Average  annual  total
return  figures are annualized and therefore  represent
the average annual percentage change over the specified
period.   Total  return figures are not annualized  and
therefore represent the aggregate percentage or dollar value change over the period.

     The average annual total return of the Fund is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     P(1+T)n = ERV

          P = a hypothetical initial payment of $1,000.
          T = average annual total return.
          n = number of years.
        ERV = ending redeemable value of a
              hypothetical $1,000 payment made at
              the beginning of the stated periods at
              the end of the stated periods.

     Performance for a specific period is calculated by
first taking an investment (assumed to be $1,000)  (the
"initial investment") in the shares on the first day of
the  period  and computing the "ending value"  of  that
investment at the end of the period.  The total  return
percentage  is  then  determined  by  subtracting   the
initial  investment from the ending value and  dividing
the  remainder by the initial investment and expressing
the  result  as a percentage.  The calculation  assumes
that all income and capital gains dividends paid by the
Fund have been reinvested at the net asset value of the
shares  on  the reinvestment dates during  the  period.
The  calculation also assumes that all  recurring  fees
have  been charged to all shareholder accounts.   Total
return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Cumulative  total  return  represents  the  simple
change  in  the  value of an investment over  a  stated
period and may be quoted as a percentage or as a dollar
amount.   Total returns may be broken down  into  their
components  of  income and capital  (including  capital
gains   and  changes  in  share  price)  in  order   to
illustrate the relationship between these factors and their contributions to total return.

Comparisons

     From  time  to time, in marketing and  other  Fund
literature, the performance of shares of the  Fund  may
be compared to the performance of other mutual funds in
general  or to the performance of particular  types  of
mutual  funds with similar investment goals, as tracked
by     independent    organizations.     Among    these
organizations,   Lipper   Analytical   Services,   Inc.
("Lipper"),  a  widely used independent  research  firm
which   ranks  mutual  funds  by  overall  performance,
investment  objectives,  and  assets,  may  be   cited.
Lipper performance figures are based on changes in  net
asset   value,  with  all  income  and  capital   gains
dividends reinvested. Shares of the Fund will be compared to Lipper's appropriate fund category; that is, by fund objective and portfolio holdings.

     The  performance of the Fund may  be  compared  in
publications  to  averages,  performance  rankings,  or
other  information prepared by recognized  mutual  fund
statistical services.  The Fund's performance may  also
be compared to the performance of other mutual funds by
Morningstar, Inc. ("Morningstar"), which ranks funds on
the   basis  of  historical  risk  and  total   return.
Morningstar's rankings range from five stars  (highest)
to   one  star  (lowest)  and  represent  Morningstar's
assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

     Evaluations  of  the  Fund's performance  made  by
independent  sources may also be used in advertisements
concerning   the   Fund,  including  reprints   of   or
selections from editorials or articles about the  Fund.
Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

     The Fund may compare the performance of the shares
of  the  Fund to a wide variety of indices and measures
of  inflation,  including the Lipper  Growth  &  Income
Index.   There are differences and similarities between
the  investments  that the Fund may  purchase  and  the
investments measured by these indices.  The performance
of  the  Fund  may be compared in publications  to  the
performance  of  various indices  and  investments  for
which  reliable  performance data  is  available.   The
Fund's   performance  may  also  be  discussed   during
television   interviews   of  the   Adviser   personnel
conducted by news organizations to be broadcast in the United States and elsewhere.

INDEPENDENT ACCOUNTANTS

     Arthur Andersen, LLP has been selected as the independent accountant for the Fund.


FINANCIAL STATEMENTS

     The following financial statements of the Fund are contained herein:

     (a)  Report of Independent Accountants.*

     (b)  Statement of Asset and Liabilities.*

     (c)  Notes to Statement of Assets and Liabilities.*

     ___________________

     *  To be filed by amendment.

                       APPENDIX

                  SHORT-TERM RATINGS

   Standard & Poor's Short-Term Debt Credit Ratings


     A  Standard  & Poor's credit rating is  a  current
opinion  of  the  creditworthiness of an  obligor  with
respect  to a specific financial obligation, a specific
class  of financial obligations or a specific financial
program.     It    takes    into   consideration    the
creditworthiness of guarantors, insurers or other forms
of  credit enhancement on the obligation and takes into
account  the  currency  in  which  the  obligation   is
denominated. The credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Credit  ratings  are based on current  information
furnished  by  the obligors or obtained by  Standard  &
Poor's   from  other  sources  it  considers  reliable.
Standard  &  Poor's  does  not  perform  an  audit   in
connection with any credit rating and may, on occasion,
rely   on  unaudited  financial  information.    Credit
ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Short-term ratings are generally assigned to those
obligations  considered  short-term  in  the   relevant
market.    In   the  U.S.,  for  example,  that   means
obligations with an original maturity of no  more  than
365   days_including  commercial   paper.    Short-term
ratings  are also used to indicate the creditworthiness
of an obligor with respect to put features on long-term
obligations.  The result is a dual rating, in which the
short-term   rating  addresses  the  put  feature,   in
addition to the usual long-term rating.

     Ratings   are   graded  into  several  categories,
ranging  from `A-1' for the highest quality obligations
to  `D'  for  the  lowest.   These  categories  are  as
follows:

     A-1  A  short-term obligation rated `A-1' is rated
          in the highest category by Standard & Poor's.
          The  obligor's capacity to meet its financial
          commitment  on  the  obligation  is   strong.
          Within this category, certain obligations are
          designated  with  a  plus  sign  (+).    This
          indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2  A   short-term  obligation  rated   `A-2'  is
          somewhat  more  susceptible  to  the  adverse
          effects  of  changes  in  circumstances   and
          economic   conditions  than  obligations   in
          higher   rating  categories.   However,   the
          obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3  A  short-term obligation rated `A-3' exhibits
          adequate   protection  parameters.   However,
          adverse   economic  conditions  or   changing
          circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B    A short-term obligation rated `B' is regarded
          as     having     significant     speculative
          characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C    A   short-term   obligation  rated   `C'   is
          currently  vulnerable to  nonpayment  and  is
          dependent  upon favorable business, financial
          and  economic conditions for the  obligor  to
          meet   its   financial  commitment   on   the
          obligation.

     D    A  short-term  obligation  rated  `D'  is  in
          payment default.  The `D' rating category  is
          used  when payments on an obligation are  not
          made  on  the date due even if the applicable
          grace period has not expired, unless Standard
          &  Poor's believes that such payments will be
          made  during  such  grace  period.   The  `D'
          rating also will be used upon the filing of a
          bankruptcy  petition  or  the  taking  of   a
          similar action if payments on an obligation are jeopardized.

            Moody's Short-Term Debt Ratings

     Moody's  short-term debt ratings are  opinions  of
the  ability of issuers to repay punctually senior debt
obligations.   These  obligations  have   an   original
maturity  not  exceeding  one year,  unless  explicitly
noted.     Moody's    ratings   are    opinions,    not
recommendations to buy or sell, and their accuracy is not guaranteed.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1   Issuers   rated   `Prime-1'  (or   supporting
          institutions)  have  a superior  ability  for
          repayment    of   senior   short-term    debt
          obligations.   Prime-1 repaying ability  will
          often be evidenced by many of the following characteristics:

              Leading market positions in well-established
            industries.

              High rates of return on funds employed.

              Conservative capitalization structure with moderate reliance on debt and ample asset protection.

              Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

              Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2   Issuers   rated   `Prime-2'  (or   supporting
          institutions)  have  a  strong  ability   for
          repayment    of   senior   short-term    debt
          obligations.  This will normally be evidenced
          by  many of the characteristics cited  above,
          but  to a lesser degree.  Earnings trends and
          coverage  ratios, while sound,  may  be  more
          subject    to    variation.    Capitalization
          characteristics, while still appropriate, may be more affected by external conditions.
          Ample alternate liquidity is maintained.

PRIME-3   Issuers   rated   `Prime-3'  (or   supporting
          institutions) have an acceptable ability  for
          repayment  of  senior short-term obligations.
          The  effect  of industry characteristics  and
          market  compositions may be more  pronounced.
          Variability in earnings and profitability may
          result  in  changes  in  the  level  of  debt
          protection   measurements  and  may   require
          relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rated `Not Prime' do not fall within any of the Prime rating categories.

Fitch IBCA International Short-Term Debt Credit Ratings

     Fitch IBCA's international debt credit ratings are
applied  to  the spectrum of corporate, structured  and
public   finance.   They  cover  sovereign   (including
supranational   and  subnational),   financial,   bank,
insurance   and  other  corporate  entities   and   the
securities they issue, as well as municipal  and  other
public   finance   entities,   securities   backed   by
receivables    or    other   financial    assets    and
counterparties.  When applied to an entity, these short-
term  ratings assess its general creditworthiness on  a
senior  basis.   When  applied to specific  issues  and
programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions and covenants attaching to that security.

     International credit ratings assess  the  capacity
to meet foreign currency or local currency commitments.
Both  "foreign  currency" and "local currency"  ratings
are  internationally comparable assessments.  The local
currency  rating  measures the probability  of  payment
within  the  relevant  sovereign state's  currency  and
jurisdiction and therefore, unlike the foreign currency
rating,  does  not take account of the  possibility  of
foreign   exchange  controls  limiting  transfer   into
foreign currency.

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1  Highest   credit  quality.    Indicates   the
          strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F-2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F-3  Fair credit quality.  The capacity for timely
          payment of financial commitments is adequate;
          however,  near  term  adverse  changes  could
          result   in  a  reduction  to  non-investment
          grade.

     B    Speculative.   Minimal  capacity  for  timely
          payment   of   financial  commitments,   plus
          vulnerability to near term adverse changes in financial and economic conditions.

     C    High   default  risk.   Default  is  a   real
          possibility.  Capacity for meeting  financial
          commitments   is   solely  reliant   upon   a
          sustained, favorable business and economic environment.

     D Default. Denotes actual or imminent payment default.

      Duff & Phelps, Inc. Short-Term Debt Ratings

     Duff  &  Phelps  Credit Ratings'  short-term  debt
ratings are consistent with the rating criteria used by
money  market participants.  The ratings apply  to  all
obligations   with  maturities  of  under   one   year,
including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis  is placed on liquidity which is  defined
as  not  only cash from operations, but also access  to
alternative  sources of funds including  trade  credit,
bank  lines  and  the  capital markets.   An  important
consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     The distinguishing feature of Duff & Phelps Credit
Ratings' short-term debt ratings is the refinement of the traditional `1' category. The majority of short-term debt issuers carry the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps Credit Rating has incorporated gradations of `1+' (one plus) and `1-` (one minus) to assist investors in recognizing those differences.

     These ratings are recognized by the SEC for broker-
dealer  requirements, specifically capital  computation
guidelines.   These  ratings meet Department  of  Labor
ERISA  guidelines governing pension and profit  sharing
investments.   State  regulators  also  recognize   the
ratings of Duff & Phelps Credit Rating for insurance company investment portfolios.

Rating Scale:  Definition

          High Grade

D-1+           Highest certainty of timely payment.
          Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S.
          Treasury short-term obligations.

D-1            Very high certainty of timely payment.
          Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1-           High certainty of timely payment.
          Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  Good Grade

D-2            Good certainty of timely payment.
          Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  Satisfactory Grade

D-3            Satisfactory liquidity and other
          protection factors qualify issue as to
          investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  Non-investment Grade

D-4            Speculative investment characteristics.
          Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  Default

D-5            Issuer failed to meet scheduled
          principal and/or interest payments.

                        PART C

                   OTHER INFORMATION


Item 23.  Exhibits

     See "Exhibit Index."

Item 24. Persons Controlled by or under Common Control with Registrant

      The Registrant neither controls any person nor is under common control with any other person.

Item 25.  Indemnification

      Article VII of the Registrant's By-laws provides as follows:

     ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND
                       DIRECTORS

           SECTION  7.01.   Mandatory  Indemnification.
     The  Corporation  shall  indemnify,  to  the  full
     extent  permitted by the WBCL, as in  effect  from
     time  to  time, the persons described in  Sections
     180.0850   through  180.0859  (or  any   successor
     provisions) of the WBCL or other provisions of the
     law   of  the  State  of  Wisconsin  relating   to
     indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

            SECTION   7.02.   Permissive  Supplementary
     Benefits.  The Corporation may, but shall  not  be
     required    to,    supplement   the    right    of
     indemnification  under Section  7.01  by  (a)  the
     purchase of insurance on behalf of any one or more
     of  such  persons, whether or not the  Corporation
     would  be obligated to indemnify such person under
     Section    7.01;   (b)   individual    or    group
     indemnification agreements with any one or more of
     such   persons;  and  (c)  advances  for   related
     expenses of such a person.

           SECTION 7.03.  Amendment.  This Article  VII
     may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04.  Investment Company Act.  In no
     event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item  26.  Business and Other Connections of Investment
Adviser

     [to come]

Item 27.  Principal Underwriters

     (a)  [to come]

          (b)    The  principal  business  address   of
          Sunstone    Distribution    Services,     LLC
          ("Sunstone"),   the  Registrant's   principal
          underwriter,  is  207  East  Buffalo  Street,
          Suite 315, Milwaukee, Wisconsin  53202.   The
          following   information   relates   to   each
          director and officer of Sunstone:

               Positions and Offices   Positions and Offices
    Name          With Underwriter        With Registrant

                               [to come]

     (c)  None.

Item 28.  Location of Accounts and Records

     All accounts, books or other documents required to
be  maintained  by  Section  31(a)  of  the  Investment
Company  Act  of  1940,  as  amended,  and  the   rules
promulgated   thereunder  are  in  the  possession   of
La Crosse Advisers, L.L.C., the Registrant's investment
adviser,   and   North  Central  Trust   Company,   the
Registrant's  custodian, at the Registrant's  corporate
offices,  except  for records held  and  maintained  by
Sunstone   Financial  Group,  Inc.,  the   Registrant's
administrator  and  fund accountant, Sunstone  Investor
Services, LLC, the Registrant's dividend-disbursing and transfer agent and Sunstone Distribution Services, LLC, the Registrant's distributor, all of which are located at 207 East Buffalo Street, Suite 315, Milwaukee,
Wisconsin  53202.

Item 29.  Management Services

      All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings.

     The Registrant undertakes to file an amendment to its Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of La Crosse and State of Wisconsin on the 8th day of October, 1998.

                              LA CROSSE FUNDS, INC.
                              (Registrant)


                              By: /s/ Steven J. Hulme
                                  --------------------------
                                  Steven J. Hulme
                                  President and Secretary

       Each   person  whose  signature  appears   below
constitutes and appoints Steven J. Hulme his  true  and
lawful  attorney-in-fact and agent with full  power  of
substitution  and resubstitution, for him  and  in  his
name,  place  and stead, in any and all capacities,  to
sign  any  and  all  amendments  to  this  Registration
Statement  and  to  file the same,  with  all  exhibits
thereto,   and   any  other  documents  in   connection
therewith, with the Securities and Exchange Commission and any other regulatory body, granting unto said attorney-in-fact and agent, full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                    Title                 Date


/s/ Donald F. Sieger
--------------------------   Director          October 8, 1998
Donald F. Sieger


/s/ Darwin F. Isaacson
--------------------------   Treasurer         October 8, 1998
Darwin F. Isaacson           and a Director

                         EXHIBIT INDEX

Exhibit No.                Exhibit

           (a)  Registrant's Articles of Incorporation

           (b)  Registrant's By-Laws

           (c)  None

           (d)  Investment Advisory Agreement dated  as
                of   __________,  1998 between La Crosse
                Funds, Inc. and La Crosse Advisers, L.L.C.*

           (e)   Distribution  Agreement  dated  as  of
                 __________,  1998 between La  Crosse  Funds,
                 Inc.  and  Sunstone  Distribution  Services,
                 L.L.C.*

           (f)   None

           (g)   Custodian  Agreement  dated   as   of
                 __________,  1998 between La  Crosse  Funds,
                 Inc. and North Central Trust Company*

         (h.1)   Transfer  Agency Agreement  dated
                 as  of  __________, 1998 between  La  Crosse
                 Funds,  Inc. and Sunstone Investor Services,
                 L.L.C.*

         (h.2) Administration and Fund Accounting Agreement dated as of __________, 1998 between La Crosse Funds, Inc. and Sunstone Financial Group, Inc.*

           (i)   Opinion and Consent  of Godfrey & Kahn, S.C.*

           (j)   Consent of Arthur  Andersen, LLP*

           (k)   None

           (l)   Initial Subscription Agreement*

           (m)   None

           (n)   Financial Data Schedule*

           (o)   None

___________________
*  To be filed by amendment.